UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07332

Name of Fund:	BlackRock Funds III
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
BlackRock LifePath® Index Retirement Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2022

Date of reporting period: 12/31/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

DECEMBER 31, 2022

2022 Annual Report

BlackRock Funds III

•	BlackRock LifePath® Index Retirement Fund
•	BlackRock LifePath® Index 2025 Fund
•	BlackRock LifePath® Index 2030 Fund
•	BlackRock LifePath® Index 2035 Fund
•	BlackRock LifePath® Index 2040 Fund
•	BlackRock LifePath® Index 2045 Fund
•	BlackRock LifePath® Index 2050 Fund
•	BlackRock LifePath® Index 2055 Fund
•	BlackRock LifePath® Index 2060 Fund
•	BlackRock LifePath® Index 2065 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended December 31, 2022, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the year as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and heightened uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a level more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but this prospect has not yet been fully priced in by markets. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S. mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of December 31, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	2.31%	(18.11)%

U.S. small cap equities (Russell 2000® Index)	3.91	(20.44)

International equities (MSCI Europe, Australasia, Far East Index)	6.36	(14.45)

Emerging market equities (MSCI Emerging Markets Index)	(2.99)	(20.09)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	1.32	1.47

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(5.58)	(16.28)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(2.97)	(13.01)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	0.50	(8.53)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	3.50	(11.18)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of December 31, 2022	BlackRock LifePath® Index Funds

Portfolio Management Commentary

How did each Fund perform?

The BlackRock LifePath® Index Retirement Fund along with the BlackRock LifePath® Index Funds with target dates of 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to as the “LifePath Index Funds” or the “Funds”.

For the 12-month period ended December 31, 2022, with respect to the BlackRock LifePath Index Retirement Fund and the Lifepath Index Funds with vintages of 2025, 2030 and 2035, all of the Funds’ share classes underperformed their respective custom benchmarks.

For the LifePath Index Fund with the vintage of 2040, the Fund’s Class K Shares performed in line with its custom benchmark, while the Fund’s Institutional, Investor A and Investor P Shares underperformed.

For the LifePath Index Funds with vintages of 2045 and 2050, the Funds’ Institutional and Class K Shares performed in line with their respective custom benchmark, while the Funds’ Investor A and Investor P Shares underperformed.

For the LifePath Index Funds with vintages of 2055 and 2060, the Funds’ Class K Shares outperformed their respective custom benchmark, while the Funds’ Institutional Shares performed in line with their respective custom benchmark, and Investor A and Investor P Shares underperformed.

For the LifePath Index Fund with the vintage of 2065, the Fund’s Institutional and Class K Shares outperformed its custom benchmark, while the Fund’s Investor A and Investor P Shares underperformed.

What factors influenced performance?

The global equity and fixed-income markets both lost ground in 2022. Financial assets were hurt by central banks’ decision to combat surging inflation by winding down their quantitative easing policies and raising interest rates aggressively. The rapid increase in rates, in turn, fueled worries about a potential global recession and weaker corporate earnings in 2023. Growth stocks were especially weak performers, while the value style held up much better in relative terms due in part to the strength in the energy sector and outperformance for more defensive market segments. Bonds suffered meaningful weakness, with both rate- and credit-sensitive investments experiencing losses.

In this environment, none of the Funds’ holdings finished with positive absolute returns. iShares TIPS Bond ETF was the smallest detractor in the shorter-dated Funds. In the longer-dated vintages, which have higher allocations to equities and equity-like assets, iShares MSCI Total International Stock ETF detracted the least.

Holdings in BlackRock Small Cap Index Fund and two of the five subcomponents of the Bloomberg U.S. Aggregate Bond Index (long-term U.S. government bonds and long-term investment-grade corporates) were the primary detractors from performance, particularly in the short-dated vintages. Among the Funds’ longer-dated vintages, iShares Developed Real Estate Fund and BlackRock Russell 1000® Index Fund were the main detractors.

Describe recent portfolio activity.

Each LifePath Index Fund has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Index Fund is systematically adjusted to reflect the shareholders’ remaining investment time horizon. During the period, the LifePath Index Funds were rebalanced in accordance with their updated strategic allocations.

Describe portfolio positioning at period end.

Each of the LifePath Index Funds was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of December 31, 2022 (continued)	BlackRock LifePath® Index Funds

Glide Path Evolution

Under normal circumstances, the asset allocation of each LifePath Index Fund will change over time according to a predetermined “glide path” as each LifePath Index Fund approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath Index Fund’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath Index Fund, which may be a primary source of income after retirement. As each LifePath Index Fund approaches its target date, its asset allocation will shift so that each LifePath Index Fund invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath Index Fund, and determine whether any changes are required to enable each LifePath Index Fund to achieve its investment objective. Because the BlackRock LifePath® Index Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile.

Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath Index Fund, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath Index Fund, reallocations of each LifePath Index Fund’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a LifePath Index Fund or achieve its investment objective.

F U N D S U M M A R Y	5

LifePath Index Fund Summary as of December 31, 2022	BlackRock LifePath® Index Retirement Fund

Investment Objective

BlackRock LifePath® Index Retirement Fund’s (“LifePath Index Retirement Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index Retirement Fund will be broadly diversified across global asset classes.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index Retirement Fund compares its performance to that of a customized weighted index (the “LifePath Index Retirement Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index Retirement Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, the LifePath Index Retirement Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index Retirement Fund Custom Benchmark is more representative of the sectors in which the LifePath Index Retirement Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index Retirement Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index Retirement Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/13 to 12/31/13	40.9%	N/A	N/A	N/A	N/A	N/A	6.6%	3.1%	16.0%	29.7%	3.7%
01/01/14 to 12/31/14	42.1	N/A	N/A	N/A	N/A	N/A	6.8	3.0	16.0	28.4	3.7
01/01/15 to 12/31/15	40.4	N/A	N/A	N/A	N/A	N/A	6.7	3.3	16.9	29.3	3.4
01/01/16 to 12/31/16	51.2	N/A	N/A	N/A	N/A	N/A	8.8	0.6	13.3	22.3	3.8
01/01/17 to 12/31/17	51.2	N/A	N/A	N/A	N/A	N/A	8.8	0.5	13.3	21.8	4.4
01/01/18 to 12/31/18	51.2	N/A	N/A	N/A	N/A	N/A	8.8	0.5	13.7	21.8	4.0
01/01/19 to 12/31/19	52.0	N/A	N/A	N/A	N/A	N/A	8.0	2.2	12.3	22.1	3.4
01/01/20 to 12/31/20	52.0	N/A	N/A	N/A	N/A	N/A	8.0	2.2	12.9	21.6	3.3
01/01/21 to 12/31/21	52.0	N/A	N/A	N/A	N/A	N/A	8.0	2.2	13.3	20.9	3.6
01/01/22 to 12/31/22	13.1	5.4%	14.3%	2.5%	4.9%	11.7%	8.0	2.2	13.5	21.3	3.1

See “About Fund Performance” for descriptions of the indexes.

6	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2022 (continued)	BlackRock LifePath® Index Retirement Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(15.31)%	N/A	2.55%	N/A	4.19%	N/A
Investor A	(15.48)	N/A	2.30	N/A	3.93	N/A
Investor P	(15.49)	(19.93)%	2.31	1.21%	3.94	3.38%
Class K	(15.20)	N/A	2.62	N/A	4.24	N/A
LifePath Index Retirement Fund Custom Benchmark	(15.05)	N/A	2.68	N/A	4.35	N/A
Bloomberg U.S. Aggregate Bond Index	(13.01)	N/A	0.02	N/A	1.06	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(9.10)	N/A	1.08	N/A	1.76	N/A
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	N/A	0.46	N/A	0.69	N/A
Bloomberg U.S. Long Credit Bond Index	(25.29)	N/A	(0.77)	N/A	2.13	N/A
Bloomberg U.S. Long Government Bond Index	(29.19)	N/A	(2.19)	N/A	0.61	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(11.67)	N/A	(0.43)	N/A	0.80	N/A
Bloomberg U.S. TIPS Index (Series-L)	(11.85)	N/A	2.11	N/A	1.12	N/A
FTSE EPRA Nareit Developed Index	(25.09)	N/A	(0.23)	N/A	2.99	N/A
MSCI ACWI ex USA IMI Index	(16.58)	N/A	0.85	N/A	3.98	N/A
Russell 1000® Index	(19.13)	N/A	9.13	N/A	12.37	N/A
Russell 2000® Index	(20.44)	N/A	4.13	N/A	9.01	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index Retirement Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Fixed-Income Funds	60.0%

Equity Funds	39.9

Money Market Funds	0.1

Liabilities in Excess of Other Assets	(—	)(a)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	20.7%

iShares U.S. Intermediate Government Bond Index Fund	19.2

iShares U.S. Securitized Bond Index Fund	15.6

iShares Core MSCI Total International Stock ETF	13.9

iShares TIPS Bond ETF	8.0

iShares U.S. Intermediate Credit Bond Index Fund	7.3

iShares U.S. Long Government Bond Index Fund	6.6

iShares U.S. Long Credit Bond Index Fund	3.3

Master Small Cap Index Series	3.1

iShares Developed Real Estate Index Fund, Class K	2.2

(a)	Rounds to more than (0.1)% of net assets.

F U N D S U M M A R Y	7

LifePath Index Fund Summary as of December 31, 2022	BlackRock LifePath® Index 2025 Fund

Investment Objective

BlackRock LifePath® Index 2025 Fund’s (“LifePath Index 2025 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2025 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2025 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2025 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2025 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, the LifePath Index 2025 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2025 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2025 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2025 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2025 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/13 to 12/31/13	33.7%	N/A	N/A	N/A	N/A	N/A	5.3%	4.8%	18.3%	34.6%	3.3%
01/01/14 to 12/31/14	34.5	N/A	N/A	N/A	N/A	N/A	5.4	4.9	18.5	33.4	3.3
01/01/15 to 12/31/15	30.9	N/A	N/A	N/A	N/A	N/A	5.0	5.9	20.1	35.1	3.0
01/01/16 to 12/31/16	32.4	N/A	N/A	N/A	N/A	N/A	5.3	5.8	19.8	33.8	2.9
01/01/17 to 12/31/17	35.0	N/A	N/A	N/A	N/A	N/A	5.7	5.3	19.3	31.6	3.1
01/01/18 to 12/31/18	36.5	N/A	N/A	N/A	N/A	N/A	5.9	4.5	19.3	30.7	3.1
01/01/19 to 12/31/19	38.1	N/A	N/A	N/A	N/A	N/A	7.1	2.5	19.5	29.7	3.1
01/01/20 to 12/31/20	40.9	N/A	N/A	N/A	N/A	N/A	7.3	2.4	18.5	28.0	2.9
01/01/21 to 12/31/21	43.3	N/A	N/A	N/A	N/A	N/A	7.5	2.2	17.6	26.2	3.2
01/01/22 to 12/31/22	11.3	5.1%	10.9%	2.9%	5.1%	10.4%	7.6	2.1	16.4	25.3	2.9

See “About Fund Performance” for descriptions of the indexes.

8	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2022 (continued)	BlackRock LifePath® Index 2025 Fund

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(15.81)%	N/A	3.12%	N/A	5.52%	N/A
Investor A	(16.01)	N/A	2.86	N/A	5.25	N/A
Investor P	(16.03)	(20.44)%	2.86	1.75%	5.26	4.69%
Class K	(15.77)	N/A	3.17	N/A	5.57	N/A
LifePath Index 2025 Fund Custom Benchmark	(15.62)	N/A	3.21	N/A	5.65	N/A
Bloomberg U.S. Aggregate Bond Index	(13.01)	N/A	0.02	N/A	1.06	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(9.10)	N/A	1.08	N/A	1.76	N/A
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	N/A	0.46	N/A	0.69	N/A
Bloomberg U.S. Long Credit Bond Index	(25.29)	N/A	(0.77)	N/A	2.13	N/A
Bloomberg U.S. Long Government Bond Index	(29.19)	N/A	(2.19)	N/A	0.61	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(11.67)	N/A	(0.43)	N/A	0.80	N/A
Bloomberg U.S. TIPS Index (Series-L)	(11.85)	N/A	2.11	N/A	1.12	N/A
FTSE EPRA Nareit Developed Index	(25.09)	N/A	(0.23)	N/A	2.99	N/A
MSCI ACWI ex USA IMI Index	(16.58)	N/A	0.85	N/A	3.98	N/A
Russell 1000® Index	(19.13)	N/A	9.13	N/A	12.37	N/A
Russell 2000® Index	(20.44)	N/A	4.13	N/A	9.01	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2025 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Fixed-Income Funds	54.2%
Equity Funds	45.8
Money Market Funds	0.8
Liabilities in Excess of Other Assets	(0.8)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	24.5%
iShares Core MSCI Total International Stock ETF	16.3
iShares U.S. Intermediate Government Bond Index Fund	14.8
iShares U.S. Securitized Bond Index Fund	14.0
iShares TIPS Bond ETF	7.7
iShares U.S. Long Government Bond Index Fund	6.9
iShares U.S. Intermediate Credit Bond Index Fund	6.9
iShares U.S. Long Credit Bond Index Fund	3.9
Master Small Cap Index Series	2.9
iShares Developed Real Estate Index Fund, Class K	2.1

F U N D S U M M A R Y	9

LifePath Index Fund Summary as of December 31, 2022	BlackRock LifePath® Index 2030 Fund

Investment Objective

BlackRock LifePath® Index 2030 Fund’s (“LifePath Index 2030 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2030 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2030 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2030 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2030 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, the LifePath Index 2030 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2030 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2030 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2030 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2030 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/13 to 12/31/13	27.6%	N/A	N/A	N/A	N/A	N/A	4.0%	6.2%	20.3%	38.9%	3.0%
01/01/14 to 12/31/14	27.7	N/A	N/A	N/A	N/A	N/A	4.1	6.6	20.9	37.8	2.9
01/01/15 to 12/31/15	21.8	N/A	N/A	N/A	N/A	N/A	3.4	8.3	23.1	40.8	2.6
01/01/16 to 12/31/16	23.4	N/A	N/A	N/A	N/A	N/A	3.6	8.3	22.9	39.3	2.5
01/01/17 to 12/31/17	25.9	N/A	N/A	N/A	N/A	N/A	4.0	8.1	22.5	37.1	2.4
01/01/18 to 12/31/18	27.2	N/A	N/A	N/A	N/A	N/A	4.2	7.5	22.5	36.1	2.5
01/01/19 to 12/31/19	26.9	N/A	N/A	N/A	N/A	N/A	6.1	3.1	25.2	36.0	2.7
01/01/20 to 12/31/20	29.9	N/A	N/A	N/A	N/A	N/A	6.2	3.0	23.9	34.5	2.5
01/01/21 to 12/31/21	32.1	N/A	N/A	N/A	N/A	N/A	6.5	2.9	22.9	33.1	2.5
01/01/22 to 12/31/22	8.5	3.7%	6.7%	3.6%	4.0%	7.8%	6.7	2.7	21.1	32.9	2.3

See “About Fund Performance” for descriptions of the indexes.

10	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2022 (continued)	BlackRock LifePath® Index 2030 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(16.49)%	N/A	3.72%	N/A	6.23%	N/A
Investor A	(16.71)	N/A	3.46	N/A	5.97	N/A
Investor P	(16.68)	(21.05)%	3.48	2.37%	5.97	5.40%
Class K	(16.41)	N/A	3.78	N/A	6.29	N/A
LifePath Index 2030 Fund Custom Benchmark	(16.32)	N/A	3.80	N/A	6.36	N/A
Bloomberg U.S. Aggregate Bond Index	(13.01)	N/A	0.02	N/A	1.06	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(9.10)	N/A	1.08	N/A	1.76	N/A
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	N/A	0.46	N/A	0.69	N/A
Bloomberg U.S. Long Credit Bond Index	(25.29)	N/A	(0.77)	N/A	2.13	N/A
Bloomberg U.S. Long Government Bond Index	(29.19)	N/A	(2.19)	N/A	0.61	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(11.67)	N/A	(0.43)	N/A	0.80	N/A
Bloomberg U.S. TIPS Index (Series-L)	(11.85)	N/A	2.11	N/A	1.12	N/A
FTSE EPRA Nareit Developed Index	(25.09)	N/A	(0.23)	N/A	2.99	N/A
MSCI ACWI ex USA IMI Index	(16.58)	N/A	0.85	N/A	3.98	N/A
Russell 1000® Index	(19.13)	N/A	9.13	N/A	12.37	N/A
Russell 2000® Index	(20.44)	N/A	4.13	N/A	9.01	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2030 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	58.3%
Fixed-Income Funds	41.7
Money Market Funds	—	(a)
Liabilities in Excess of Other Assets	(—	)(b)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	32.5%
iShares Core MSCI Total International Stock ETF	20.8
iShares U.S. Securitized Bond Index Fund	10.5
iShares U.S. Intermediate Government Bond Index Fund	9.2
iShares TIPS Bond ETF	6.8
iShares U.S. Long Government Bond Index Fund	5.3
iShares U.S. Intermediate Credit Bond Index Fund	5.1
iShares U.S. Long Credit Bond Index Fund	4.8
iShares Developed Real Estate Index Fund, Class K	2.7
Master Small Cap Index Series	2.3

(a)	Rounds to less than 0.1% of net assets.
(b)	Rounds to more than (0.1)% of net assets.

F U N D S U M M A R Y	11

LifePath Index Fund Summary as of December 31, 2022	BlackRock LifePath® Index 2035 Fund

Investment Objective

BlackRock LifePath® Index 2035 Fund’s (“LifePath Index 2035 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2035 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2035 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2035 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2035 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, the LifePath Index 2035 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2035 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2035 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2035 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2035 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/13 to 12/31/13	22.1%	N/A	N/A	N/A	N/A	N/A	2.9%	7.5%	22.2%	42.7%	2.6%
01/01/14 to 12/31/14	21.6	N/A	N/A	N/A	N/A	N/A	2.9	8.1	23.0	41.8	2.6
01/01/15 to 12/31/15	13.2	N/A	N/A	N/A	N/A	N/A	1.9	10.6	26.0	46.0	2.3
01/01/16 to 12/31/16	14.7	N/A	N/A	N/A	N/A	N/A	2.2	10.7	25.7	44.6	2.1
01/01/17 to 12/31/17	17.1	N/A	N/A	N/A	N/A	N/A	2.5	10.8	25.5	42.4	1.7
01/01/18 to 12/31/18	18.4	N/A	N/A	N/A	N/A	N/A	2.7	10.3	25.5	41.3	1.8
01/01/19 to 12/31/19	17.1	N/A	N/A	N/A	N/A	N/A	4.6	3.7	30.4	41.8	2.4
01/01/20 to 12/31/20	19.7	N/A	N/A	N/A	N/A	N/A	4.9	3.6	29.1	40.6	2.1
01/01/21 to 12/31/21	21.8	N/A	N/A	N/A	N/A	N/A	5.2	3.5	28.0	39.6	1.9
01/01/22 to 12/31/22	5.9	2.6%	3.6%	3.4%	2.9%	5.4%	5.5	3.3	25.5	40.0	1.9

See “About Fund Performance” for descriptions of the indexes.

12	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2022 (continued)	BlackRock LifePath® Index 2035 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(17.06)%	N/A	4.31%	N/A	6.91%	N/A
Investor A	(17.27)	N/A	4.06	N/A	6.64	N/A
Investor P	(17.34)	(21.68)%	4.04	2.93%	6.65	6.07%
Class K	(17.07)	N/A	4.35	N/A	6.96	N/A
LifePath Index 2035 Fund Custom Benchmark	(16.98)	N/A	4.36	N/A	7.03	N/A
Bloomberg U.S. Aggregate Bond Index	(13.01)	N/A	0.02	N/A	1.06	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(9.10)	N/A	1.08	N/A	1.76	N/A
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	N/A	0.46	N/A	0.69	N/A
Bloomberg U.S. Long Credit Bond Index	(25.29)	N/A	(0.77)	N/A	2.13	N/A
Bloomberg U.S. Long Government Bond Index	(29.19)	N/A	(2.19)	N/A	0.61	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(11.67)	N/A	(0.43)	N/A	0.80	N/A
Bloomberg U.S. TIPS Index (Series-L)	(11.85)	N/A	2.11	N/A	1.12	N/A
FTSE EPRA Nareit Developed Index	(25.09)	N/A	(0.23)	N/A	2.99	N/A
MSCI ACWI ex USA IMI Index	(16.58)	N/A	0.85	N/A	3.98	N/A
Russell 1000® Index	(19.13)	N/A	9.13	N/A	12.37	N/A
Russell 2000® Index	(20.44)	N/A	4.13	N/A	9.01	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2035 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	70.0%

Fixed-Income Funds	30.0

Money Market Funds	0.1

Liabilities in Excess of Other Assets	(0.1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	39.8%

iShares Core MSCI Total International Stock ETF	25.0

iShares U.S. Securitized Bond Index Fund	7.4

iShares TIPS Bond ETF	5.6

iShares U.S. Intermediate Government Bond Index Fund	5.0

iShares U.S. Long Credit Bond Index Fund	4.6

iShares U.S. Long Government Bond Index Fund	3.9

iShares U.S. Intermediate Credit Bond Index Fund	3.5

iShares Developed Real Estate Index Fund, Class K	3.4

Master Small Cap Index Series	1.8

F U N D S U M M A R Y	13

LifePath Index Fund Summary as of December 31, 2022	BlackRock LifePath® Index 2040 Fund

Investment Objective

BlackRock LifePath® Index 2040 Fund’s (“LifePath Index 2040 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2040 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2040 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2040 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2040 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, the LifePath Index 2040 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2040 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2040 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2040 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2040 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/13 to 12/31/13	17.1%	N/A	N/A	N/A	N/A	N/A	1.7%	8.7%	23.9%	46.2%	2.4%
01/01/14 to 12/31/14	16.3	N/A	N/A	N/A	N/A	N/A	1.6	9.5	24.9	45.3	2.4
01/01/15 to 12/31/15	5.6	N/A	N/A	N/A	N/A	N/A	0.7	12.9	28.6	50.1	2.1
01/01/16 to 12/31/16	6.9	N/A	N/A	N/A	N/A	N/A	0.9	12.9	28.5	48.9	1.9
01/01/17 to 12/31/17	9.2	N/A	N/A	N/A	N/A	N/A	1.2	13.2	28.2	47.1	1.1
01/01/18 to 12/31/18	10.3	N/A	N/A	N/A	N/A	N/A	1.4	12.8	28.3	45.9	1.3
01/01/19 to 12/31/19	8.4	N/A	N/A	N/A	N/A	N/A	3.0	4.2	35.2	47.0	2.2
01/01/20 to 12/31/20	10.8	N/A	N/A	N/A	N/A	N/A	3.2	4.1	33.9	46.2	1.8
01/01/21 to 12/31/21	12.6	N/A	N/A	N/A	N/A	N/A	3.6	4.0	32.7	45.7	1.4
01/01/22 to 12/31/22	3.5	1.2%	1.2%	3.3%	1.8%	3.3%	4.0	3.9	29.7	46.7	1.4

See “About Fund Performance” for descriptions of the indexes.

14	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2022 (continued)	BlackRock LifePath® Index 2040 Fund

Performance

	Average Annual Total Returns(a)(b)

	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(17.70)%	N/A	4.79%	N/A	7.50%	N/A
Investor A	(17.90)	N/A	4.53	N/A	7.24	N/A
Investor P	(17.91)	(22.22)%	4.53	3.41%	7.24	6.67%
Class K	(17.65)	N/A	4.84	N/A	7.56	N/A
LifePath Index 2040 Fund Custom Benchmark	(17.62)	N/A	4.83	N/A	7.61	N/A
Bloomberg U.S. Aggregate Bond Index	(13.01)	N/A	0.02	N/A	1.06	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(9.10)	N/A	1.08	N/A	1.76	N/A
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	N/A	0.46	N/A	0.69	N/A
Bloomberg U.S. Long Credit Bond Index	(25.29)	N/A	(0.77)	N/A	2.13	N/A
Bloomberg U.S. Long Government Bond Index	(29.19)	N/A	(2.19)	N/A	0.61	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(11.67)	N/A	(0.43)	N/A	0.80	N/A
Bloomberg U.S. TIPS Index (Series-L)	(11.85)	N/A	2.11	N/A	1.12	N/A
FTSE EPRA Nareit Developed Index	(25.09)	N/A	(0.23)	N/A	2.99	N/A
MSCI ACWI ex USA IMI Index	(16.58)	N/A	0.85	N/A	3.98	N/A
Russell 1000® Index	(19.13)	N/A	9.13	N/A	12.37	N/A
Russell 2000® Index	(20.44)	N/A	4.13	N/A	9.01	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2040 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets

Equity Funds	81.1%

Fixed-Income Funds	18.9

Money Market Funds	0.1

Liabilities in Excess of Other Assets	(0.1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets

Large Cap Index Master Portfolio	46.8%

iShares Core MSCI Total International Stock ETF	29.0

iShares U.S. Long Credit Bond Index Fund	4.5

iShares U.S. Securitized Bond Index Fund	4.5

iShares TIPS Bond ETF	4.1

iShares Developed Real Estate Index Fund, Class K	3.9

iShares U.S. Long Government Bond Index Fund	2.4

iShares U.S. Intermediate Government Bond Index Fund	1.7

iShares U.S. Intermediate Credit Bond Index Fund	1.7

Master Small Cap Index Series	1.4

F U N D S U M M A R Y	15

LifePath Index Fund Summary as of December 31, 2022	BlackRock LifePath® Index 2045 Fund

Investment Objective

BlackRock LifePath® Index 2045 Fund’s (“LifePath Index 2045 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2045 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2045 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2045 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2045 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, the LifePath Index 2045 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2045 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2045 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2045 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2045 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/13 to 12/31/13	13.2%	N/A	N/A	N/A	N/A	N/A	N/A	9.8%	25.4%	49.5%	2.1%
01/01/14 to 12/31/14	12.6	N/A	N/A	N/A	N/A	N/A	N/A	10.7	26.4	48.1	2.2
01/01/15 to 12/31/15	1.8	N/A	N/A	N/A	N/A	N/A	0.2%	14.2	30.0	51.7	2.1
01/01/16 to 12/31/16	2.3	N/A	N/A	N/A	N/A	N/A	0.2	14.6	30.2	50.8	1.9
01/01/17 to 12/31/17	3.4	N/A	N/A	N/A	N/A	N/A	0.3	15.3	30.5	49.6	0.9
01/01/18 to 12/31/18	4.0	N/A	N/A	N/A	N/A	N/A	0.4	15.0	30.7	48.8	1.1
01/01/19 to 12/31/19	3.0	N/A	N/A	N/A	N/A	N/A	1.4	4.6	38.5	50.5	2.0
01/01/20 to 12/31/20	4.3	N/A	N/A	N/A	N/A	N/A	1.6	4.5	37.6	50.5	1.5
01/01/21 to 12/31/21	5.3	N/A	N/A	N/A	N/A	N/A	1.9	4.5	36.6	50.6	1.1
01/01/22 to 12/31/22	1.6	0.0%	0.0%	3.0%	0.4%	1.5%	2.2	4.4	33.3	52.5	1.1

See “About Fund Performance” for descriptions of the indexes.

16	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2022 (continued)	BlackRock LifePath® Index 2045 Fund

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years

	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(18.10)%	N/A	5.22%	N/A	8.00%	N/A
Investor A	(18.31)	N/A	4.94	N/A	7.73	N/A
Investor P	(18.33)	(22.62)%	4.94	3.81%	7.72	7.14%
Class K	(18.05)	N/A	5.27	N/A	8.05	N/A
LifePath Index 2045 Fund Custom Benchmark	(18.09)	N/A	5.20	N/A	8.07	N/A
Bloomberg U.S. Aggregate Bond Index	(13.01)	N/A	0.02	N/A	1.06	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(9.10)	N/A	1.08	N/A	1.76	N/A
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	N/A	0.46	N/A	0.69	N/A
Bloomberg U.S. Long Credit Bond Index	(25.29)	N/A	(0.77)	N/A	2.13	N/A
Bloomberg U.S. Long Government Bond Index	(29.19)	N/A	(2.19)	N/A	0.61	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(11.67)	N/A	(0.43)	N/A	0.80	N/A
Bloomberg U.S. TIPS Index (Series-L)	(11.85)	N/A	2.11	N/A	1.12	N/A
FTSE EPRA Nareit Developed Index	(25.09)	N/A	(0.23)	N/A	2.99	N/A
MSCI ACWI ex USA IMI Index	(16.58)	N/A	0.85	N/A	3.98	N/A
Russell 1000® Index	(19.13)	N/A	9.13	N/A	12.37	N/A
Russell 2000® Index	(20.44)	N/A	4.13	N/A	9.01	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2045 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	91.1%
Fixed-Income Funds	8.9
Money Market Funds	0.5
Liabilities in Excess of Other Assets	(0.5)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	53.0%
iShares Core MSCI Total International Stock ETF	32.6
iShares Developed Real Estate Index Fund, Class K	4.4
iShares U.S. Long Credit Bond Index Fund	4.0
iShares TIPS Bond ETF	2.4
iShares U.S. Securitized Bond Index Fund	2.0
Master Small Cap Index Series	1.1
iShares U.S. Long Government Bond Index Fund	0.5
BlackRock Cash Funds: Institutional, SL Agency Shares	0.4
BlackRock Cash Funds: Treasury, SL Agency Shares	0.1

F U N D S U M M A R Y	17

LifePath Index Fund Summary as of December 31, 2022	BlackRock LifePath® Index 2050 Fund

Investment Objective

BlackRock LifePath® Index 2050 Fund’s (“LifePath Index 2050 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2050 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2050 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2050 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2050 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, the LifePath Index 2050 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2050 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2050 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2050 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2050 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/13 to 12/31/13	7.9%	N/A	N/A	N/A	N/A	N/A	N/A	10.8%	26.9%	52.5%	1.9%
01/01/14 to 12/31/14	8.3	N/A	N/A	N/A	N/A	N/A	N/A	11.7	27.7	50.4	1.9
01/01/15 to 12/31/15	1.0	N/A	N/A	N/A	N/A	N/A	N/A	14.5	30.3	52.1	2.1
01/01/16 to 12/31/16	1.0	N/A	N/A	N/A	N/A	N/A	N/A	15.0	30.9	51.2	1.9
01/01/17 to 12/31/17	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.2	N/A	N/A	N/A	N/A	N/A	N/A	16.0	31.7	50.1	1.0
01/01/19 to 12/31/19	1.0	N/A	N/A	N/A	N/A	N/A	0.4%	4.8	39.9	52.0	1.9
01/01/20 to 12/31/20	1.3	N/A	N/A	N/A	N/A	N/A	0.5	4.7	39.5	52.7	1.3
01/01/21 to 12/31/21	1.6	N/A	N/A	N/A	N/A	N/A	0.6	4.7	38.8	53.3	1.0
01/01/22 to 12/31/22	0.6	0.0%	0.0%	1.4%	0.0%	0.0%	0.8	4.7	35.6	55.9	1.0

See “About Fund Performance” for descriptions of the indexes.

18	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2022 (continued)	BlackRock LifePath® Index 2050 Fund

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(18.32)%	N/A	5.41%	N/A	8.28%	N/A
Investor A	(18.54)	N/A	5.13	N/A	8.01	N/A
Investor P	(18.51)	(22.79)%	5.14	4.02%	8.01	7.43%
Class K	(18.33)	N/A	5.45	N/A	8.32	N/A
LifePath Index 2050 Fund Custom Benchmark	(18.35)	N/A	5.40	N/A	8.36	N/A
Bloomberg U.S. Aggregate Bond Index	(13.01)	N/A	0.02	N/A	1.06	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(9.10)	N/A	1.08	N/A	1.76	N/A
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	N/A	0.46	N/A	0.69	N/A
Bloomberg U.S. Long Credit Bond Index	(25.29)	N/A	(0.77)	N/A	2.13	N/A
Bloomberg U.S. Long Government Bond Index	(29.19)	N/A	(2.19)	N/A	0.61	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(11.67)	N/A	(0.43)	N/A	0.80	N/A
Bloomberg U.S. TIPS Index (Series-L)	(11.85)	N/A	2.11	N/A	1.12	N/A
FTSE EPRA Nareit Developed Index	(25.09)	N/A	(0.23)	N/A	2.99	N/A
MSCI ACWI ex USA IMI Index	(16.58)	N/A	0.85	N/A	3.98	N/A
Russell 1000® Index	(19.13)	N/A	9.13	N/A	12.37	N/A
Russell 2000® Index	(20.44)	N/A	4.13	N/A	9.01	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2050 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	97.3%
Fixed-Income Funds	2.7
Money Market Funds	0.9
Liabilities in Excess of Other Assets	(0.9)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	56.6%
iShares Core MSCI Total International Stock ETF	34.9
iShares Developed Real Estate Index Fund, Class K	4.7
iShares U.S. Long Credit Bond Index Fund	1.9
Master Small Cap Index Series	1.1
BlackRock Cash Funds: Institutional, SL Agency Shares	0.8
iShares TIPS Bond ETF	0.8
BlackRock Cash Funds: Treasury, SL Agency Shares	0.1
iShares U.S. Long Government Bond Index Fund	—	(a)

(a)	Rounds to less than 0.1% of net assets.

F U N D S U M M A R Y	19

LifePath Index Fund Summary as of December 31, 2022	BlackRock LifePath® Index 2055 Fund

Investment Objective

BlackRock LifePath® Index 2055 Fund’s (“LifePath Index 2055 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2055 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2055 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2055 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2055 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, the LifePath Index 2055 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2055 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2055 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2055 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2055 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
01/01/13 to 12/31/13	2.7%	N/A	N/A	N/A	N/A	N/A	N/A	12.2%	28.4%	54.8%	1.9%
01/01/14 to 12/31/14	4.2	N/A	N/A	N/A	N/A	N/A	N/A	12.8	29.0	52.1	1.9
01/01/15 to 12/31/15	1.0	N/A	N/A	N/A	N/A	N/A	N/A	14.5	30.3	52.1	2.1
01/01/16 to 12/31/16	1.0	N/A	N/A	N/A	N/A	N/A	N/A	15.0	30.9	51.2	1.9
01/01/17 to 12/31/17	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.1	31.8	50.1	1.0
01/01/19 to 12/31/19	0.9	N/A	N/A	N/A	N/A	N/A	0.1%	4.8	40.2	52.0	2.0
01/01/20 to 12/31/20	0.8	N/A	N/A	N/A	N/A	N/A	0.2	4.8	39.9	52.9	1.4
01/01/21 to 12/31/21	0.9	N/A	N/A	N/A	N/A	N/A	0.2	4.8	39.3	53.8	1.0
01/01/22 to 12/31/22	0.3	0.0%	0.0%	0.6%	0.0%	0.0%	0.2	4.8	36.3	56.8	1.0

See “About Fund Performance” for descriptions of the indexes.

20	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2022 (continued)	BlackRock LifePath® Index 2055 Fund

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		10 Years
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(18.38)%	N/A	5.43%	N/A	8.43%	N/A
Investor A	(18.59)	N/A	5.17	N/A	8.16	N/A
Investor P	(18.55)	(22.83)%	5.17	4.04%	8.17	7.58%
Class K	(18.33)	N/A	5.48	N/A	8.49	N/A
LifePath Index 2055 Fund Custom Benchmark	(18.40)	N/A	5.44	N/A	8.51	N/A
Bloomberg U.S. Aggregate Bond Index	(13.01)	N/A	0.02	N/A	1.06	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(9.10)	N/A	1.08	N/A	1.76	N/A
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	N/A	0.46	N/A	0.69	N/A
Bloomberg U.S. Long Credit Bond Index	(25.29)	N/A	(0.77)	N/A	2.13	N/A
Bloomberg U.S. Long Government Bond Index	(29.19)	N/A	(2.19)	N/A	0.61	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(11.67)	N/A	(0.43)	N/A	0.80	N/A
Bloomberg U.S. TIPS Index (Series-L)	(11.85)	N/A	2.11	N/A	1.12	N/A
FTSE EPRA Nareit Developed Index	(25.09)	N/A	(0.23)	N/A	2.99	N/A
MSCI ACWI ex USA IMI Index	(16.58)	N/A	0.85	N/A	3.98	N/A
Russell 1000® Index	(19.13)	N/A	9.13	N/A	12.37	N/A
Russell 2000® Index	(20.44)	N/A	4.13	N/A	9.01	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2055 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	98.9%
Money Market Funds	8.3
Fixed-Income Funds	1.0
Liabilities in Excess of Other Assets	(8.2)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	57.6%
iShares Core MSCI Total International Stock ETF	35.5
BlackRock Cash Funds: Institutional, SL Agency Shares	8.2
iShares Developed Real Estate Index Fund, Class K	4.8
Master Small Cap Index Series	1.0
iShares U.S. Long Credit Bond Index Fund	0.8
iShares TIPS Bond ETF	0.2
BlackRock Cash Funds: Treasury, SL Agency Shares	0.1

F U N D S U M M A R Y	21

LifePath Index Fund Summary as of December 31, 2022	BlackRock LifePath® Index 2060 Fund

Investment Objective

BlackRock LifePath® Index 2060 Fund’s (“LifePath Index 2060 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2060 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The LifePath Index Fund commenced operations on February 29, 2016.

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2060 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2060 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2060 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, the LifePath Index 2060 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2060 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2060 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2060 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2060 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
02/29/16 to 12/31/16	1.0%	N/A	N/A	N/A	N/A	N/A	N/A	15.0%	30.9%	51.2%	1.9%
01/01/17 to 12/31/17	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.2	31.5	50.4	0.9
01/01/18 to 12/31/18	1.0	N/A	N/A	N/A	N/A	N/A	N/A	16.1	31.8	50.1	1.0
01/01/19 to 12/31/19	0.9	N/A	N/A	N/A	N/A	N/A	0.1%	4.8	40.2	52.0	2.0
01/01/20 to 12/31/20	0.9	N/A	N/A	N/A	N/A	N/A	0.1	4.8	39.9	52.9	1.4
01/01/21 to 12/31/21	0.9	N/A	N/A	N/A	N/A	N/A	0.1	4.8	39.3	53.9	1.0
01/01/22 to 12/31/22	0.4	0.0%	0.0%	0.7%	0.0%	0.0%	0.1	4.8	36.3	56.7	1.0

(a)	The LifePath Index Fund commenced operations on February 29, 2016.

See “About Fund Performance” for descriptions of the indexes.

22	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2022 (continued)	BlackRock LifePath® Index 2060 Fund

Performance

	Average Annual Total Returns(a)(b)
	1 Year		5 Years		Since Inception(c)
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(18.42)%	N/A	5.44%	N/A	9.21%	N/A
Investor A	(18.58)	N/A	5.18	N/A	8.93	N/A
Investor P	(18.57)	(22.85)%	5.20	4.07%	8.95	8.10%
Class K	(18.32)	N/A	5.48	N/A	9.26	N/A
LifePath Index 2060 Fund Custom Benchmark	(18.40)	N/A	5.43	N/A	9.21	N/A
Bloomberg U.S. Aggregate Bond Index	(13.01)	N/A	0.02	N/A	0.61	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(9.10)	N/A	1.08	N/A	1.70	N/A
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	N/A	0.46	N/A	0.35	N/A
Bloomberg U.S. Long Credit Bond Index	(25.29)	N/A	(0.77)	N/A	2.29	N/A
Bloomberg U.S. Long Government Bond Index	(29.19)	N/A	(2.19)	N/A	(1.34)	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(11.67)	N/A	(0.43)	N/A	0.06	N/A
Bloomberg U.S. TIPS Index (Series-L)	(11.85)	N/A	2.11	N/A	2.28	N/A
FTSE EPRA Nareit Developed Index	(25.09)	N/A	(0.23)	N/A	2.46	N/A
MSCI ACWI ex USA IMI Index	(16.58)	N/A	0.85	N/A	6.21	N/A
Russell 1000® Index	(19.13)	N/A	9.13	N/A	12.47	N/A
Russell 2000® Index	(20.44)	N/A	4.13	N/A	9.56	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

LifePath Index 2060 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2060.

(c)	The LifePath Index Fund commenced operations on February 29, 2016.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0
Money Market Funds	0.1
Liabilities in Excess of Other Assets	(0.1)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	57.6%
iShares Core MSCI Total International Stock ETF	35.6
iShares Developed Real Estate Index Fund, Class K	4.8
Master Small Cap Index Series	1.0
iShares U.S. Long Credit Bond Index Fund	0.9
iShares TIPS Bond ETF	0.1
BlackRock Cash Funds: Institutional, SL Agency Shares	0.1
BlackRock Cash Funds: Treasury, SL Agency Shares	—	(a)

(a)	Rounds to less than 0.1% of net assets.

F U N D S U M M A R Y	23

LifePath Index Fund Summary as of December 31, 2022	BlackRock LifePath® Index 2065 Fund

Investment Objective

BlackRock LifePath® Index 2065 Fund’s (“LifePath Index 2065 Fund” or the “LifePath Index Fund”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, LifePath Index 2065 Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

GROWTH OF $10,000 INVESTMENT

The LifePath Index Fund commenced operations on October 30, 2019.

(a)

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional and Investor A Shares do not have a sales charge.

(b)

The LifePath Index 2065 Fund compares its performance to that of a customized weighted index (the “LifePath Index 2065 Fund Custom Benchmark”). Prior to May 31, 2022, the LifePath Index 2065 Fund Custom Benchmark was comprised of the Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, the LifePath Index 2065 Fund Custom Benchmark was changed to remove Bloomberg U.S. Aggregate Bond Index and to add Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Intermediate Government Bond Index and Bloomberg U.S. Securitized: MBS, ABS and CMBS Index. The investment adviser believes that the updated LifePath Index 2065 Fund Custom Benchmark is more representative of the sectors in which the LifePath Index 2065 Fund invests. The investment adviser adjusts the weightings of the indexes in the LifePath Index 2065 Fund Custom Benchmark periodically based upon its evaluation and adjustment of the LifePath Index 2065 Fund’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

The LifePath Index Fund’s custom benchmark consists of the following:

Period(a)	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Credit Bond Index	Bloomberg U.S. Intermediate Government Bond Index	Bloomberg U.S. Long Credit Bond Index	Bloomberg U.S. Long Government Bond Index	Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	FTSE EPRA Nareit Developed Index	MSCI ACWI ex USA IMI Index	Russell 1000® Index	Russell 2000® Index
10/30/19 to 12/31/19	1.0%	N/A	N/A	N/A	N/A	N/A	0.0%	4.8%	40.2%	52.0%	2.0%
01/01/20 to 12/31/20	1.0	N/A	N/A	N/A	N/A	N/A	0.0	4.8	39.9	52.9	1.4
01/01/21 to 12/31/21	1.1	N/A	N/A	N/A	N/A	N/A	0.0	4.8	39.3	53.8	1.0
01/01/22 to 12/31/22	0.4	0.0%	0.0%	0.7%	0.0%	0.0%	0.0	4.8	36.3	56.8	1.0

(a)	The LifePath Index Fund commenced operations on October 30, 2019.
See “About Fund Performance” for descriptions of the indexes.

24	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

LifePath Index Fund Summary as of December 31, 2022 (continued)	BlackRock LifePath® Index 2065 Fund

Performance

	Average Annual Total Returns(a)(b)
	1 Year		Since Inception(c)
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(18.30)%	N/A	5.46%	N/A
Investor A	(18.56)	N/A	5.19	N/A
Investor P	(18.51)	(22.79)%	5.21	3.45%
Class K	(18.32)	N/A	5.50	N/A
LifePath Index 2065 Fund Custom Benchmark	(18.41)	N/A	5.36	N/A
Bloomberg U.S. Aggregate Bond Index	(13.01)	N/A	(2.45)	N/A
Bloomberg U.S. Intermediate Credit Bond Index	(9.10)	N/A	(0.93)	N/A
Bloomberg U.S. Intermediate Government Bond Index	(7.73)	N/A	(1.27)	N/A
Bloomberg U.S. Long Credit Bond Index	(25.29)	N/A	(4.96)	N/A
Bloomberg U.S. Long Government Bond Index	(29.19)	N/A	(7.48)	N/A
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index	(11.67)	N/A	(2.75)	N/A
Bloomberg U.S. TIPS Index (Series-L)	(11.85)	N/A	1.49	N/A
FTSE EPRA Nareit Developed Index	(25.09)	N/A	(4.84)	N/A
MSCI ACWI ex USA IMI Index	(16.58)	N/A	1.91	N/A
Russell 1000® Index	(19.13)	N/A	9.07	N/A
Russell 2000® Index	(20.44)	N/A	4.98	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

LifePath Index 2065 Fund normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2065.

(c)	The LifePath Index Fund commenced operations on October 30, 2019.

N/A — Not applicable as the share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

PORTFOLIO ALLOCATION

Asset Type	Percent of Net Assets
Equity Funds	99.0%
Fixed-Income Funds	1.0
Money Market Funds	0.4
Liabilities in Excess of Other Assets	(0.4)

TEN LARGEST HOLDINGS

Security	Percent of Net Assets
Large Cap Index Master Portfolio	57.6%
iShares Core MSCI Total International Stock ETF	35.6
iShares Developed Real Estate Index Fund, Class K	4.8
iShares U.S. Long Credit Bond Index Fund	1.0
Master Small Cap Index Series	1.0
BlackRock Cash Funds: Treasury, SL Agency Shares	0.4

F U N D S U M M A R Y	25

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Investor P Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are only available to investors purchasing shares through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the LifePath Index Funds’ distributor to offer such shares. Except with respect to LifePath Index 2065 Fund, Investor P Shares performance shown prior to the Investor P Shares inception date of August 6, 2018 is that of Institutional Shares (which have no distribution or service fees) and was restated to reflect Investor P Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each LifePath Index Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Fund Advisors (“BFA” or the “Manager”) and BlackRock Advisors, LLC (“BAL” or the “Administrator”), each LifePath Index Fund’s Manager and Administrator respectively, have contractually agreed to waive and/or reimburse a portion of each LifePath Index Fund’s expenses. Without such waivers and/or reimbursements, each LifePath Index Fund’s performance would have been lower. With respect to each LifePath Index Fund’s contractual waivers, if any, the Manager and the Administrator are under no obligation to continue waiving and/or reimbursing their fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

The LifePath Index Funds’ custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Fund’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Funds’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Funds’ changing asset allocations over time. As of December 31, 2022, the following indexes are used to calculate the LifePath Index Funds’ custom benchmarks: Bloomberg U.S. Intermediate Credit Bond Index, Bloomberg U.S. Intermediate Government Bond Index, Bloomberg U.S. Long Credit Bond Index, Bloomberg U.S. Long Government Bond Index, Bloomberg U.S. Securitized: MBS, ABS and CMBS Index, Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI ACWI ex USA IMI Index, Russell 1000® Index and Russell 2000® Index. Effective May 31, 2022, Bloomberg U.S. Aggregate Bond Index was removed from the LifePath Index Funds’ custom benchmark.

The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Bloomberg U.S. Intermediate Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 1 year and less than 10 years. The Bloomberg U.S. Intermediate Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures with a maturity greater 1 year and less than 10 years. The Bloomberg U.S. Long Credit Bond Index measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government-related bond markets with a maturity greater than 10 years. The Bloomberg U.S. Long Government Bond Index includes US dollar-denominated, fixed-rate, nominal US Treasuries and US agency debentures with a maturity greater than 10 years. The Bloomberg U.S. Securitized: MBS, ABS and CMBS Index measures the performance of residential mortgage backed securities issued by Government Sponsored Enterprises, asset backed securities and commercial mortgage backed securities. The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) is an unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury. The FTSE EPRA Nareit Developed Index is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia. The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization weighted index that measures the equity market performance of the developed (excluding the U.S.) and emerging investable market universe. The Russell 1000® Index is an index that measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The Index represents approximately 93% of the U.S. market. The Russell 2000® Index is an index that measures the performance of the small-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Disclosure of Expenses

Shareholders of each LifePath Index Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense

26	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Disclosure of Expenses  (continued)

examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each LifePath Index Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their LifePath Index Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a LifePath Index Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these LifePath Index Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)	Expenses Paid During the Period (a)	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)	Expenses Paid During the Period (a)	Annualized Expense Ratio
LifePath Index Retirement Fund
Institutional	$ 1,000.00	$ 987.60	$ 0.55	$ 1,000.00	$ 1,024.65	$ 0.56	0.11%
Investor A	1,000.00	986.30	1.80	1,000.00	1,023.39	1.84	0.36
Investor P	1,000.00	987.00	1.80	1,000.00	1,023.39	1.84	0.36
Class K	1,000.00	988.70	0.30	1,000.00	1,024.90	0.31	0.06
LifePath Index 2025 Fund
Institutional	1,000.00	990.30	0.55	1,000.00	1,024.65	0.56	0.11
Investor A	1,000.00	988.90	1.80	1,000.00	1,023.39	1.84	0.36
Investor P	1,000.00	988.90	1.80	1,000.00	1,023.39	1.84	0.36
Class K	1,000.00	990.60	0.30	1,000.00	1,024.90	0.31	0.06
LifePath Index 2030 Fund
Institutional	1,000.00	996.40	0.50	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	995.00	1.76	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	995.70	1.76	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	996.70	0.30	1,000.00	1,024.90	0.31	0.06
LifePath Index 2035 Fund
Institutional	1,000.00	1,002.60	0.50	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,001.20	1.77	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,001.30	1.77	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,002.90	0.25	1,000.00	1,024.95	0.26	0.05
LifePath Index 2040 Fund
Institutional	1,000.00	1,008.00	0.51	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,006.70	1.77	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,007.30	1.77	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,008.30	0.25	1,000.00	1,024.95	0.26	0.05
LifePath Index 2045 Fund
Institutional	1,000.00	1,014.50	0.51	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,013.20	1.78	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,012.70	1.78	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,014.20	0.25	1,000.00	1,024.95	0.26	0.05
LifePath Index 2050 Fund
Institutional	1,000.00	1,017.80	0.51	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,015.90	1.78	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,016.50	1.78	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,017.50	0.25	1,000.00	1,024.95	0.26	0.05
LifePath Index 2055 Fund
Institutional	1,000.00	1,018.30	0.51	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,016.90	1.78	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,017.00	1.78	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,018.50	0.25	1,000.00	1,024.95	0.26	0.05
LifePath Index 2060 Fund
Institutional	1,000.00	1,017.90	0.51	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,017.20	1.78	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,017.30	1.78	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,018.80	0.25	1,000.00	1,024.95	0.26	0.05
LifePath Index 2065 Fund
Institutional	1,000.00	1,019.00	0.51	1,000.00	1,024.70	0.51	0.10
Investor A	1,000.00	1,016.90	1.78	1,000.00	1,023.44	1.79	0.35
Investor P	1,000.00	1,017.70	1.78	1,000.00	1,023.44	1.79	0.35
Class K	1,000.00	1,018.30	0.25	1,000.00	1,024.95	0.26	0.05

(a)

For each class of the LifePath Index Funds, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

D I S C L O S U R E O F E X P E N S E S	27

Derivative Financial Instruments

The LifePath Index Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the LifePath Index Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The LifePath Index Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a LifePath Index Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The LifePath Index Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

28	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2022	BlackRock LifePath® Index Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 39.9%
iShares Core MSCI Total International Stock ETF	17,207,367	$995,962,402
iShares Developed Real Estate Index Fund, Class K	17,673,280	157,292,190
Large Cap Index Master Portfolio	$1,489,719,648	1,489,719,648
Master Small Cap Index Series	$222,346,539	222,346,539

		2,865,320,779

Fixed-Income Funds — 60.0%
iShares TIPS Bond ETF	5,398,267	574,591,540
iShares U.S. Intermediate Credit Bond Index Fund	54,466,094	525,053,143
iShares U.S. Intermediate Government Bond Index Fund	143,223,431	1,376,377,175
iShares U.S. Long Credit Bond Index Fund	26,241,939	237,751,964
iShares U.S. Long Government Bond Index Fund	55,649,606	473,021,649
iShares U.S. Securitized Bond Index Fund	119,453,749	1,119,281,630

		4,306,077,101

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(b)	7,510,487	$7,510,487

Total Investments — 100.0% (Cost: $6,763,945,011)		7,178,908,367

Liabilities in Excess of Other Assets — 0.0%		(1,769,399)

Net Assets — 100.0%		$7,177,138,968

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$26,873,200	$—	$(26,860,906	)(b)	$(12,294)	$—	$—	—	$75,575	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,699,096	—	(4,188,609	)(b)	—	—	7,510,487	7,510,487	124,811		—
iShares Core MSCI Total International Stock ETF	1,214,530,327	172,484,216	(177,349,172)		(9,056,516)	(204,646,453)	995,962,402	17,207,367	24,666,056		—
iShares Developed Real Estate Index Fund, Class K	217,122,940	18,429,187	(26,276,647)		(397,295)	(51,585,995)	157,292,190	17,673,280	1,962,250		—
iShares TIPS Bond ETF	719,104,331	49,627,914	(70,917,716)		(5,266,842)	(117,956,147)	574,591,540	5,398,267	39,617,569		—
iShares U.S. Intermediate Credit Bond Index Fund	—	838,973,525	(295,358,300)		699,859	(19,261,941)	525,053,143	54,466,094	9,859,207		—
iShares U.S. Intermediate Government Bond Index Fund	—	1,571,836,362	(136,575,191)		(5,025,400)	(53,858,596)	1,376,377,175	143,223,431	15,064,442		—
iShares U.S. Long Credit Bond Index Fund	—	386,269,621	(122,638,582)		(1,855,904)	(24,023,171)	237,751,964	26,241,939	7,953,669		—
iShares U.S. Long Government Bond Index Fund	—	591,573,258	(43,691,940)		(3,447,339)	(71,412,330)	473,021,649	55,649,606	9,290,096		—

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) December 31, 2022	BlackRock LifePath® Index Retirement Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Securitized Bond Index Fund	$—	$1,310,293,637		$(113,277,755)		$(5,299,822)	$(72,434,430)	$1,119,281,630	119,453,749	$20,731,278	$—
Large Cap Index Master Portfolio	1,900,622,024	522,151,130	(b)(d)	—		(20,962,189)	(912,091,317)	1,489,719,648	$1,489,719,648	25,979,144	—
Master Small Cap Index Series	325,024,898	42,823,353	(b)(d)	—		5,022,618	(150,524,330)	222,346,539	$222,346,539	3,545,372	—
U.S. Total Bond Index Master Portfolio(a)	4,711,516,553	—		(4,868,016,408	)(b)(d)	(29,421,880)	185,921,735	—	$—	36,002,881	—

						$(75,023,004)	$(1,491,872,975)	$7,178,908,367		$194,872,350	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,153,254,592	$—	$—	$1,153,254,592
Fixed-Income Funds	4,306,077,101	—	—	4,306,077,101
Money Market Funds	7,510,487	—	—	7,510,487

	$5,466,842,180	$—	$—	5,466,842,180

Investments Valued at NAV(a)				1,712,066,187

				$7,178,908,367

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

30	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2022	BlackRock LifePath® Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 45.8%
iShares Core MSCI Total International Stock ETF(b)	16,741,013	$968,969,832
iShares Developed Real Estate Index Fund, Class K	14,299,871	127,268,854
Large Cap Index Master Portfolio	$1,462,658,023	1,462,658,023
Master Small Cap Index Series	$172,036,530	172,036,530

		2,730,933,239

Fixed-Income Funds — 54.2%
iShares TIPS Bond ETF(b)	4,318,673	459,679,554
iShares U.S. Intermediate Credit Bond Index Fund	42,442,073	409,141,580
iShares U.S. Intermediate Government Bond Index Fund	92,115,451	885,229,488
iShares U.S. Long Credit Bond Index Fund	25,339,880	229,579,317
iShares U.S. Long Government Bond Index Fund	48,335,859	410,854,806
iShares U.S. Securitized Bond Index Fund	88,989,669	833,833,202

		3,228,317,947

Security	Shares	Value

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)	35,899,214	$35,909,984
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)	11,942,609	11,942,609

		47,852,593

Total Investments — 100.8% (Cost: $5,721,586,114)		6,007,103,779
Liabilities in Excess of Other Assets — (0.8)%		(45,842,650)

Net Assets — 100.0%		$5,961,261,129

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,133,999	$22,770,568(a)	$—		$4,700	$717	$35,909,984	35,899,214	$75,170(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	21,469,384	—	(9,526,775	)(a)	—	—	11,942,609	11,942,609	136,394	—

iShares Core MSCI Total International Stock ETF	1,214,723,993	138,096,978	(168,869,184)		(14,651,093)	(200,330,862)	968,969,832	16,741,013	24,335,633	—

iShares Developed Real Estate Index Fund, Class K	162,162,645	19,599,484	(15,647,718)		1,488,416	(40,333,973)	127,268,854	14,299,871	1,504,650	—

iShares TIPS Bond ETF	519,704,674	47,677,577	(14,832,041)		(1,671,461)	(91,199,195)	459,679,554	4,318,673	30,154,810	—

iShares U.S. Intermediate Credit Bond Index Fund	—	598,570,021	(175,567,577)		695,200	(14,556,064)	409,141,580	42,442,073	7,295,034	—

iShares U.S. Intermediate Government Bond Index Fund	—	1,046,657,528	(126,756,181)		(1,100,166)	(33,571,693)	885,229,488	92,115,451	9,114,671	—

iShares U.S. Long Credit Bond Index Fund	—	283,494,172	(27,252,066)		(3,624,308)	(23,038,481)	229,579,317	25,339,880	7,446,557	—

iShares U.S. Long Government Bond Index Fund	—	502,303,526	(30,318,982)		(1,674,715)	(59,455,023)	410,854,806	48,335,859	7,728,887	—

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) December 31, 2022	BlackRock LifePath® Index 2025 Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds

iShares U.S. Securitized Bond Index Fund	$—	$925,267,178		$(37,312,443)		$(963,674)	$(53,157,859)	$833,833,202	88,989,669	$14,671,926	$—

Large Cap Index Master Portfolio	1,806,887,366	438,478,727	(a)(c)	—		(20,334,252)	(762,373,818)	1,462,658,023	$1,462,658,023	25,090,672	—

Master Small Cap Index Series	216,470,258	49,330,435	(a)(c)	—		(1,010,185)	(92,753,978)	172,036,530	$172,036,530	2,520,453	—

U.S. Total Bond Index Master Portfolio(d)	3,073,425,124	—		(3,222,751,882)	(a)(c)	(39,758,747)	189,085,505	—	$—	23,857,022	—

						$(82,600,285)	$(1,181,684,724)	$6,007,103,779		$153,931,879	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,096,238,686	$—	$—	$1,096,238,686
Fixed-Income Funds	3,228,317,947	—	—	3,228,317,947
Money Market Funds	47,852,593	—	—	47,852,593

	$4,372,409,226	$—	$—	4,372,409,226

Investments Valued at NAV(a)				1,634,694,553

				$6,007,103,779

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

32	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2022	BlackRock LifePath® Index 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 58.3%
iShares Core MSCI Total International Stock ETF	36,176,830	$2,093,914,920
iShares Developed Real Estate Index Fund, Class K	31,101,067	276,799,500
Large Cap Index Master Portfolio	$3,269,247,166	3,269,247,166
Master Small Cap Index Series	$231,709,920	231,709,920

		5,871,671,506

Fixed-Income Funds — 41.7%
iShares TIPS Bond ETF	6,442,457	685,735,123
iShares U.S. Intermediate Credit Bond Index Fund	53,009,466	511,011,250
iShares U.S. Intermediate Government Bond Index Fund	96,237,587	924,843,207
iShares U.S. Long Credit Bond Index Fund	52,942,365	479,657,829
iShares U.S. Long Government Bond Index Fund	63,249,969	537,624,735
iShares U.S. Securitized Bond Index Fund	112,931,173	1,058,165,089

		4,197,037,233

Security	Shares	Value

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(b)	5,274,503	$5,274,503

Total Investments — 100.0% (Cost: $9,323,805,799)		10,073,983,242

Liabilities in Excess of Other Assets — 0.0%		(3,682,508)

Net Assets — 100.0%		$10,070,300,734

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(14,783	)(b)	$14,783	$—	$—	—	$108,724	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	22,317,782	—	(17,043,279	)(b)	—	—	5,274,503	5,274,503	267,346		—
iShares Core MSCI Total International Stock ETF	2,588,907,132	270,704,349	(297,575,388)		(40,289,477)	(427,831,696)	2,093,914,920	36,176,830	52,575,168		—
iShares Developed Real Estate Index Fund, Class K	343,539,076	41,977,436	(23,757,379)		1,238,643	(86,198,276)	276,799,500	31,101,067	3,251,640		—
iShares TIPS Bond ETF	726,695,219	95,605,838	(3,402,856)		(229,138)	(132,933,940)	685,735,123	6,442,457	43,334,825		—
iShares U.S. Intermediate Credit Bond Index Fund	—	744,310,357	(216,208,277)		1,131,393	(18,222,223)	511,011,250	53,009,466	8,975,059		—
iShares U.S. Intermediate Government Bond Index Fund	—	1,304,291,747	(344,094,553)		(986,212)	(34,367,775)	924,843,207	96,237,587	9,372,367		—

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) December 31, 2022	BlackRock LifePath® Index 2030 Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Long Credit Bond Index Fund	$—	$550,618,865		$(18,849,721)		$(1,690,109)	$(50,421,206)	$479,657,829	52,942,365	$14,243,203	$—
iShares U.S. Long Government Bond Index Fund	—	642,751,927		(26,006,186)		(1,132,658)	(77,988,348)	537,624,735	63,249,969	10,000,050	—
iShares U.S. Securitized Bond Index Fund	—	1,156,217,324		(30,908,757)		(432,799)	(66,710,679)	1,058,165,089	112,931,173	18,338,085	—
Large Cap Index Master Portfolio	3,772,067,042	1,020,180,258	(b)(d)	—		(43,522,011)	(1,479,478,123)	3,269,247,166	$3,269,247,166	53,551,777	—
Master Small Cap Index Series	271,166,860	72,612,122	(b)(d)	—		59,258	(112,128,320)	231,709,920	$231,709,920	3,364,507	—
U.S. Total Bond Index Master Portfolio(a)	3,746,795,000	—		(4,155,447,578	)(b)(d)	(41,114,726)	449,767,304	—	$—	29,101,618	—

						$(126,953,053)	$(2,036,513,282)	$10,073,983,242		$246,484,369	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,370,714,420	$—	$—	$2,370,714,420
Fixed-Income Funds	4,197,037,233	—	—	4,197,037,233
Money Market Funds	5,274,503	—	—	5,274,503

	$6,573,026,156	$—	$—	6,573,026,156

Investments Valued at NAV(a)				3,500,957,086

				$10,073,983,242

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

34	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2022	BlackRock LifePath® Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 70.0%
iShares Core MSCI Total International Stock ETF(b)	29,369,901	$1,699,929,870
iShares Developed Real Estate Index Fund, Class K	25,593,295	227,780,329
Large Cap Index Master Portfolio	$2,702,987,818	2,702,987,818
Master Small Cap Index Series	$123,113,851	123,113,851

		4,753,811,868

Fixed-Income Funds — 30.0%
iShares TIPS Bond ETF	3,555,426	378,439,543
iShares U.S. Intermediate Credit Bond Index Fund	25,006,149	241,059,275
iShares U.S. Intermediate Government Bond Index Fund	35,468,351	340,850,850
iShares U.S. Long Credit Bond Index Fund	34,551,884	313,040,066
iShares U.S. Long Government Bond Index Fund	31,605,272	268,644,814
iShares U.S. Securitized Bond Index Fund	53,363,485	500,015,858

		2,042,050,406

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)	131,645	$131,684
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)	8,490,298	8,490,298

		8,621,982

Total Investments — 100.1% (Cost: $6,298,153,218)		6,804,484,256

Liabilities in Excess of Other Assets — (0.1)%		(9,500,548)

Net Assets — 100.0%		$6,794,983,708

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,128,772	$—	$(59,998,363	)(a)	$1,210	$65	$131,684	131,645	$144,108	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,442,571	—	(5,952,273	)(a)	—	—	8,490,298	8,490,298	206,477		—
iShares Core MSCI Total International Stock ETF	2,022,661,285	313,892,190	(265,622,278)		(45,381,419)	(325,619,908)	1,699,929,870	29,369,901	41,832,673		—
iShares Developed Real Estate Index Fund, Class K	263,691,275	46,541,646	(14,972,022)		20,875	(67,501,445)	227,780,329	25,593,295	2,618,531		—
iShares TIPS Bond ETF	370,275,572	82,513,860	(3,253,248)		(244,084)	(70,852,557)	378,439,543	3,555,426	23,250,751		—
iShares U.S. Intermediate Credit Bond Index Fund	—	339,698,001	(90,610,546)		310,290	(8,338,470)	241,059,275	25,006,149	4,199,916		—
iShares U.S. Intermediate Government Bond Index Fund	—	613,307,610	(260,244,066)		(126,140)	(12,086,554)	340,850,850	35,468,351	3,311,907		—
iShares U.S. Long Credit Bond Index Fund	—	359,730,606	(13,856,188)		(722,485)	(32,111,867)	313,040,066	34,551,884	8,873,117		—
iShares U.S. Long Government Bond Index Fund	—	322,467,858	(16,000,237)		(526,260)	(37,296,547)	268,644,814	31,605,272	4,915,682		—

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) December 31, 2022	BlackRock LifePath® Index 2035 Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Securitized Bond Index Fund	$—	$561,010,113		$(30,344,923)		$(274,330)	$(30,375,002)	$500,015,858	53,363,485	$8,517,009	$—
Large Cap Index Master Portfolio	2,902,084,735	775,282,700	(a)(c)	—		(34,776,292)	(939,603,325)	2,702,987,818	$2,702,987,818	42,711,192	—
Master Small Cap Index Series	120,270,344	46,963,429	(a)(c)	—		348,910	(44,468,832)	123,113,851	$123,113,851	1,688,855	—
U.S. Total Bond Index Master Portfolio(d)	1,640,150,722	—		(1,840,953,337	)(a)(c)	(27,085,145)	227,887,760	—	$—	13,007,859	—

						$(108,454,870)	$(1,340,366,682)	$6,804,484,256		$155,278,077	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,927,710,199	$—	$—	$1,927,710,199
Fixed-Income Funds	2,042,050,406	—	—	2,042,050,406
Money Market Funds	8,621,982	—	—	8,621,982

	$3,978,382,587	$—	$—	3,978,382,587

Investments Valued at NAV(a)				2,826,101,669

				$6,804,484,256

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

36	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2022	BlackRock LifePath® Index 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 81.1%
iShares Core MSCI Total International Stock ETF	44,334,421	$2,566,076,287
iShares Developed Real Estate Index Fund, Class K	38,913,311	346,328,466
Large Cap Index Master Portfolio	$4,136,964,921	4,136,964,921
Master Small Cap Index Series	$118,270,322	118,270,322

		7,167,639,996

Fixed-Income Funds — 18.9%
iShares TIPS Bond ETF	3,365,416	358,214,879
iShares U.S. Intermediate Credit Bond Index Fund	15,267,420	147,177,930
iShares U.S. Intermediate Government Bond Index Fund	15,629,422	150,198,746
iShares U.S. Long Credit Bond Index Fund	44,385,010	402,128,191
iShares U.S. Long Government Bond Index Fund	25,024,723	212,710,145
iShares U.S. Securitized Bond Index Fund	42,306,293	396,409,965

		1,666,839,856

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(b)	9,930,447	$9,930,447

Total Investments — 100.1% (Cost: $7,793,615,733)		8,844,410,299

Liabilities in Excess of Other Assets — (0.1)%		(7,481,404)

Net Assets — 100.0%		$8,836,928,895

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$59,841,573	$—	$(59,805,527	)(b)	$(36,046	) $	—	$—	—	$117,540	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,633,954	—	(9,703,507	)(b)	—		—	9,930,447	9,930,447	271,035		—
iShares Core MSCI Total International Stock ETF	3,173,265,025	414,391,438	(441,353,185)		(75,751,028)		(504,475,963)	2,566,076,287	44,334,421	63,862,243		—
iShares Developed Real Estate Index Fund, Class K	409,392,522	70,046,482	(29,554,082)		154,006		(103,710,462)	346,328,466	38,913,311	4,059,549		—
iShares TIPS Bond ETF	346,369,567	83,920,086	(5,307,427)		(345,881)		(66,421,466)	358,214,879	3,365,416	21,860,564		—
iShares U.S. Intermediate Credit Bond Index Fund	—	265,532,835	(114,233,370)		642,688		(4,764,223)	147,177,930	15,267,420	2,456,878		—
iShares U.S. Intermediate Government Bond Index Fund	—	461,950,493	(307,002,886)		(30,719)		(4,718,142)	150,198,746	15,629,422	1,382,627		—
iShares U.S. Long Credit Bond Index Fund	—	466,785,699	(21,227,661)		(385,854)		(43,043,993)	402,128,191	44,385,010	11,283,983		—
iShares U.S. Long Government Bond Index Fund	—	243,156,352	(1,118,365)		(185,178)		(29,142,664)	212,710,145	25,024,723	3,764,373		—

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) December 31, 2022	BlackRock LifePath® Index 2040 Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Securitized Bond Index Fund	$—	$445,415,889		$(25,137,906)		$(103,116)	$(23,764,902)	$396,409,965	42,306,293	$6,663,665	$—
Large Cap Index Master Portfolio	4,499,777,050	895,686,308	(b)(d)	—		(52,884,939)	(1,205,613,498)	4,136,964,921	$4,136,964,921	65,054,794	—
Master Small Cap Index Series	103,532,845	47,876,432	(b)(d)	—		4,391,188	(37,530,143)	118,270,322	$118,270,322	1,612,911	—
U.S. Total Bond Index Master Portfolio(a)	1,280,940,996	—		(1,458,972,748	)(b)(d)	(18,621,903)	196,653,655	—	$—	10,065,893	—

						$(143,156,782)	$(1,826,531,801)	$8,844,410,299		$192,456,055	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,912,404,753	$—	$—	$2,912,404,753
Fixed-Income Funds	1,666,839,856	—	—	1,666,839,856
Money Market Funds	9,930,447	—	—	9,930,447

	$4,589,175,056	$—	$—	4,589,175,056

Investments Valued at NAV(a)				4,255,235,243

				$8,844,410,299

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

38	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2022	BlackRock LifePath® Index 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 91.1%
iShares Core MSCI Total International Stock ETF(b)	30,635,686	$1,773,193,506
iShares Developed Real Estate Index Fund, Class K	26,947,567	239,833,349
Large Cap Index Master Portfolio	$2,879,759,331	2,879,759,331
Master Small Cap Index Series	$56,668,668	56,668,668

		4,949,454,854

Fixed-Income Funds — 8.9%
iShares TIPS Bond ETF(b)	1,203,208	128,069,460
iShares U.S. Intermediate Credit Bond Index Fund	54,654	526,865
iShares U.S. Long Credit Bond Index Fund	24,191,611	219,175,996
iShares U.S. Long Government Bond Index Fund	3,256,970	27,684,246
iShares U.S. Securitized Bond Index Fund	11,725,413	109,867,118

		485,323,685

Security	Shares	Value

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)	22,597,545	$22,604,324
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)	2,963,435	2,963,435

		25,567,759

Total Investments — 100.5% (Cost: $4,889,388,271)		5,460,346,298

Liabilities in Excess of Other Assets — (0.5)%		(26,162,447)

Net Assets — 100.0%		$5,434,183,851

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,882,333	$7,717,055	(a)	$—		$3,411	$1,525	$22,604,324	22,597,545	$57,262	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,608,495	—		(8,645,060	)(a)	—	—	2,963,435	2,963,435	183,145		—
iShares Core MSCI Total International Stock ETF	2,105,562,337	386,145,530		(329,189,331)		(61,954,485)	(327,370,545)	1,773,193,506	30,635,686	43,338,050		—
iShares Developed Real Estate Index Fund, Class K	266,713,921	63,902,881		(21,894,634)		(651,807)	(68,237,012)	239,833,349	26,947,567	2,742,196		—
iShares TIPS Bond ETF	111,228,667	41,368,903		(2,276,070)		(181,187)	(22,070,853)	128,069,460	1,203,208	7,312,711		—
iShares U.S. Intermediate Credit Bond Index Fund	—	1,292,902		(719,175)		(31,232)	(15,630)	526,865	54,654	20,154		—
iShares U.S. Long Credit Bond Index Fund	—	244,028,088		(3,074,975)		(351,323)	(21,425,794)	219,175,996	24,191,611	5,632,397		—
iShares U.S. Long Government Bond Index Fund	—	31,230,787		(264,723)		(36,408)	(3,245,410)	27,684,246	3,256,970	425,718		—
iShares U.S. Securitized Bond Index Fund	—	118,473,789		(2,050,519)		(131,954)	(6,424,198)	109,867,118	11,725,413	1,727,920		—
Large Cap Index Master Portfolio	2,927,892,266	657,200,503	(a)(c)	—		(35,664,015)	(669,669,423)	2,879,759,331	$2,879,759,331	43,797,439		—

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) December 31, 2022	BlackRock LifePath® Index 2045 Fund

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
Master Small Cap Index Series	$60,324,977	$10,338,986	(a)(c)	$—		$1,385,395	$(15,380,690)	$56,668,668	$56,668,668	$806,690	$—
U.S. Total Bond Index Master Portfolio(d)	320,887,184	—		(358,321,834	)(a)(c)	(10,273,170)	47,707,820	—	$—	2,822,598	—

						$(107,886,775)	$(1,086,130,210)	$5,460,346,298		$108,866,280	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,013,026,855	$—	$—	$2,013,026,855
Fixed-Income Funds	485,323,685	—	—	485,323,685
Money Market Funds	25,567,759	—	—	25,567,759

	$2,523,918,299	$—	$—	2,523,918,299

Investments Valued at NAV(a)				2,936,427,999

				$5,460,346,298

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

40	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2022	BlackRock LifePath® Index 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 97.3%
iShares Core MSCI Total International Stock ETF(b)	33,754,975	$1,953,737,953
iShares Developed Real Estate Index Fund, Class K	29,720,049	264,508,436
Large Cap Index Master Portfolio	$3,168,904,503	3,168,904,503
Master Small Cap Index Series	$58,228,378	58,228,378

		5,445,379,270

Fixed-Income Funds — 2.7%
iShares TIPS Bond ETF(b)	442,230	47,070,961
iShares U.S. Long Credit Bond Index Fund	11,637,004	105,431,254
iShares U.S. Long Government Bond Index Fund	84,636	719,406

		153,221,621

Security	Shares	Value

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)	48,351,537	$48,366,043
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)	3,651,195	3,651,195

		52,017,238

Total Investments — 100.9% (Cost: $5,002,573,880)		5,650,618,129

Liabilities in Excess of Other Assets — (0.9)%		(52,516,896)

Net Assets — 100.0%		$5,598,101,233

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,642,450	$11,684,723	(a)	$—		$37,881	$989	$48,366,043	48,351,537	$62,639	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,773,635	—		(8,122,440	)(a)	—	—	3,651,195	3,651,195	200,232		—
iShares Core MSCI Total International Stock ETF	2,268,568,269	461,937,137		(353,986,338)		(68,295,131)	(354,485,984)	1,953,737,953	33,754,975	47,326,207		—
iShares Developed Real Estate Index Fund, Class K	284,551,080	74,843,286		(20,850,355)		(508,791)	(73,526,784)	264,508,436	29,720,049	2,953,890		—
iShares TIPS Bond ETF	40,716,863	15,093,829		(1,060,083)		(22,589)	(7,657,059)	47,070,961	442,230	2,517,594		—
iShares U.S. Long Credit Bond Index Fund	—	119,520,996		(4,206,904)		(511,041)	(9,371,797)	105,431,254	11,637,004	2,654,541		—
iShares U.S. Long Government Bond Index Fund	—	1,888,930		(924,723)		(146,460)	(98,341)	719,406	84,636	30,326		—
Large Cap Index Master Portfolio	3,141,691,157	730,626,810	(a)(c)	—		(38,616,072)	(664,797,392)	3,168,904,503	$3,168,904,503	47,434,288		—
Master Small Cap Index Series	56,950,901	14,936,818	(a)(c)	—		672,992	(14,332,333)	58,228,378	$58,228,378	790,517		—
U.S. Total Bond Index Master Portfolio(d)	89,694,292	—		(97,435,632	)(a)(c)	(2,540,374)	10,281,714	—	$—	796,978		—

						$(109,929,585)	$(1,113,986,987)	$5,650,618,129		$104,767,212		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (continued) December 31, 2022	BlackRock LifePath® Index 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$2,218,246,389	$—	$—	$2,218,246,389
Fixed-Income Funds	153,221,621	—	—	153,221,621
Money Market Funds	52,017,238	—	—	52,017,238

	$2,423,485,248	$—	$—	2,423,485,248

Investments Valued at NAV(a)				3,227,132,881

				$5,650,618,129

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

42	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2022	BlackRock LifePath® Index 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 98.9%
iShares Core MSCI Total International Stock ETF(b)	20,665,368	$1,196,111,500
iShares Developed Real Estate Index Fund, Class K	18,134,117	161,393,638
Large Cap Index Master Portfolio	$1,940,060,778	1,940,060,778
Master Small Cap Index Series	$34,923,955	34,923,955

		3,332,489,871

Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	73,263	7,798,114
iShares U.S. Long Credit Bond Index Fund	2,876,687	26,062,783

		33,860,897

Security	Shares	Value

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)	275,815,659	$275,898,404
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)	2,614,281	2,614,281

		278,512,685

Total Investments — 108.2% (Cost: $3,355,272,398)		3,644,863,453

Liabilities in Excess of Other Assets — (8.2)%		(275,056,789)

Net Assets — 100.0%		$3,369,806,664

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)		Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$275,873,160	(a)	$—			$25,201	$43	$275,898,404	275,815,659	$56,177	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,237,127	—		(5,622,846	)(a)		—	—	2,614,281	2,614,281	127,585		—
iShares Core MSCI Total International Stock ETF	1,307,747,686	345,389,617		(210,953,573)			(42,529,352)	(203,542,878)	1,196,111,500	20,665,368	28,257,134		—
iShares Developed Real Estate Index Fund, Class K	164,094,511	53,086,114		(12,002,419)			(523,847)	(43,260,721)	161,393,638	18,134,117	1,759,470		—
iShares TIPS Bond ETF	6,781,579	2,499,922		(130,364)			(3,236)	(1,349,787)	7,798,114	73,263	446,280		—
iShares U.S. Long Credit Bond Index Fund	—	30,461,606		(1,463,519)			(179,207)	(2,756,097)	26,062,783	2,876,687	727,993		—
Large Cap Index Master Portfolio	1,802,473,470	543,537,326	(a)(c)	—			(22,917,994)	(383,032,024)	1,940,060,778	$1,940,060,778	28,162,433		—
Master Small Cap Index Series	33,806,031	9,021,941	(a)(c)	—			(397,193)	(7,506,824)	34,923,955	$34,923,955	465,494		—
U.S. Total Bond Index Master Portfolio(d)	26,674,467	—		(29,587,102	)(a)(c)		(704,626)	3,617,261	—	$—	239,523		—

						$	(67,230,254)	$(637,831,027)	$3,644,863,453		$60,242,089		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (continued) December 31, 2022	BlackRock LifePath® Index 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$1,357,505,138	$—	$—	$1,357,505,138
Fixed-Income Funds	33,860,897	—	—	33,860,897
Money Market Funds	278,512,685	—	—	278,512,685

	$1,669,878,720	$—	$—	1,669,878,720

Investments Valued at NAV(a)				1,974,984,733

				$3,644,863,453

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

44	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2022	BlackRock LifePath® Index 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 99.0%
iShares Core MSCI Total International Stock ETF(b)	9,773,594	$565,695,620
iShares Developed Real Estate Index Fund, Class K	8,593,693	76,483,865
Large Cap Index Master Portfolio	$914,724,274	914,724,274
Master Small Cap Index Series	$16,406,516	16,406,516

		1,573,310,275

Fixed-Income Funds — 1.0%
iShares TIPS Bond ETF	21,422	2,280,158
iShares U.S. Long Credit Bond Index Fund	1,515,773	13,732,900

		16,013,058

Security	Shares	Value

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)	1,636,908	$1,637,400
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)	862,982	862,982

		2,500,382

Total Investments — 100.1% (Cost: $1,537,726,976)		1,591,823,715

Liabilities in Excess of Other Assets — (0.1)%		(2,004,782)

Net Assets — 100.0%		$1,589,818,933

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$66,039,050	$—		$(64,403,282	)(a)	$(5,534)	$7,166	$1,637,400	1,636,908	$4,887	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,691,288	—		(1,828,306	)(a)	—	—	862,982	862,982	67,566		—
iShares Core MSCI Total International Stock ETF	532,536,223	220,482,127		(84,492,543)		(17,680,753)	(85,149,434)	565,695,620	9,773,594	12,643,570		—
iShares Developed Real Estate Index Fund, Class K	66,685,745	33,412,389		(4,866,617)		(189,919)	(18,557,733)	76,483,865	8,593,693	772,448		—
iShares TIPS Bond ETF	1,680,763	1,017,396		(60,292)		(412)	(357,297)	2,280,158	21,422	120,028		—
iShares U.S. Long Credit Bond Index Fund	—	15,829,806		(669,111)		(84,310)	(1,343,485)	13,732,900	1,515,773	363,930		—
Large Cap Index Master Portfolio	730,149,170	356,954,842	(a)(c)	—		(10,186,322)	(162,193,416)	914,724,274	$914,724,274	12,420,976		—
Master Small Cap Index Series	13,358,342	6,332,936	(a)(c)	—		(568,477)	(2,716,285)	16,406,516	$16,406,516	205,598		—
U.S. Total Bond Index Master Portfolio(d)	11,880,508	—		(12,622,584	)(a)(c)	(388,799)	1,130,875	—	$—	110,026		—

						$(29,104,526)	$(269,179,609)	$1,591,823,715		$26,709,029		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (continued) December 31, 2022	BlackRock LifePath® Index 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$642,179,485	$—	$—	$642,179,485
Fixed-Income Funds	16,013,058	—	—	16,013,058
Money Market Funds	2,500,382	—	—	2,500,382

	$660,692,925	$—	$—	660,692,925

Investments Valued at NAV(a)				931,130,790

				$1,591,823,715

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

46	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments December 31, 2022	BlackRock LifePath® Index 2065 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 99.0%
iShares Core MSCI Total International Stock ETF	1,535,940	$88,900,207
iShares Developed Real Estate Index Fund, Class K	1,354,730	12,057,092
Large Cap Index Master Portfolio	$143,985,307	143,985,307
Master Small Cap Index Series	$2,524,461	2,524,461

		247,467,067

Fixed-Income Funds — 1.0%
iShares U.S. Long Credit Bond Index Fund	284,420	2,576,847

Security	Shares	Value

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(b)	832,979	$832,979

Total Investments — 100.4% (Cost: $254,459,442)		250,876,893

Liabilities in Excess of Other Assets — (0.4)%		(924,116)

Net Assets — 100.0%		$249,952,777

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the LifePath Index Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$971,478	$—		$(138,499	)(a)	$—	$—	$832,979	832,979	$13,094	$—
iShares Core MSCI Total International Stock ETF	52,862,076	56,957,177		(9,372,077)		(2,226,515)	(9,320,454)	88,900,207	1,535,940	1,727,856	—
iShares Developed Real Estate Index Fund, Class K	6,491,326	8,270,441		(412,346)		(38,043)	(2,254,286)	12,057,092	1,354,730	103,106	—
iShares U.S. Long Credit Bond Index Fund	—	2,858,877		(66,967)		(2,618)	(212,445)	2,576,847	284,420	59,477	—
Large Cap Index Master Portfolio	72,403,896	91,821,946	(a)(b)	—		(15,900,607)	(4,339,928)	143,985,307	$143,985,307	1,649,538	—
Master Small Cap Index Series	1,379,763	1,541,888	(a)(b)	—		(407,361)	10,171	2,524,461	$2,524,461	27,623	—
U.S. Total Bond Index Master Portfolio(c)	1,339,518	—		(1,239,249	)(a)(b)	(47,583)	(52,686)	—	$—	14,425	—

						$(18,622,727)	$(16,169,628)	$250,876,893		$3,595,119	$—

(a)	Represents net amount purchased (sold).
(b)	Inclusive of income and expense allocated from the Master Portfolio.
(c)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (continued) December 31, 2022	BlackRock LifePath® Index 2065 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the LifePath Index Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the LifePath Index Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the LifePath Index Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$100,957,299	$—	$—	$100,957,299
Fixed-Income Funds	2,576,847	—	—	2,576,847
Money Market Funds	832,979	—	—	832,979

	$104,367,125	$—	$—	104,367,125

Investments Valued at NAV(a)				146,509,768

				$250,876,893

(a)

Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

48	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities

December 31, 2022

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$7,178,908,367	$6,007,103,779	$10,073,983,242	$6,804,484,256
Receivables:
Investments sold	65,892,178	68,195,246	117,315,496	97,123,831
Securities lending income — affiliated	1,071	2,540	2,523	4,469
Capital shares sold	5,270,250	7,451,840	6,410,252	5,747,004
Dividends — affiliated	8,707,270	6,633,513	8,848,361	4,408,597
From the Manager	—	—	—	20,319

Total assets	7,258,779,136	6,089,386,918	10,206,559,874	6,911,788,476

LIABILITIES
Collateral on securities loaned	—	35,909,267	—	113,525
Payables:
Investments purchased	53,004,636	49,594,890	87,977,602	69,913,586
Administration fees	351,765	219,063	446,273	244,761
Capital shares redeemed	27,684,573	42,247,324	47,333,248	46,429,178
Investment advisory fees	67,562	38,630	16,892	—
Trustees’ and Officer’s fees	15,722	12,914	20,607	14,050
Professional fees	61,839	63,009	60,833	55,602
Service fees	454,071	40,692	403,685	34,066

Total liabilities	81,640,168	128,125,789	136,259,140	116,804,768

NET ASSETS	$7,177,138,968	$5,961,261,129	$10,070,300,734	$6,794,983,708

NET ASSETS CONSIST OF
Paid-in capital	$6,554,751,039	$5,529,970,147	$9,195,279,461	$6,283,024,383
Accumulated earnings	622,387,929	431,290,982	875,021,273	511,959,325

NET ASSETS	$7,177,138,968	$5,961,261,129	$10,070,300,734	$6,794,983,708

(a) Investments, at cost — affiliated	$6,763,945,011	$5,721,586,114	$9,323,805,799	$6,298,153,218
(b) Securities loaned, at value	$—	$34,859,049	$—	$109,972

F I N A N C I A L S T A T E M E N T S	49

Statements of Assets and Liabilities  (continued)

December 31, 2022

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

NET ASSET VALUE

Institutional

Net assets	$380,959,372	$183,574,979	$504,974,076	$176,179,226

Shares outstanding	31,217,755	13,461,111	35,065,035	11,473,141

Net asset value	$12.20	$13.64	$14.40	$15.36

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A

Net assets	$171,553,306	$105,643,493	$180,699,100	$119,860,741

Shares outstanding	14,074,379	7,755,391	12,549,559	7,825,328

Net asset value	$12.19	$13.62	$14.40	$15.32

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P

Net assets	$1,912,267,824	$87,149,966	$1,683,132,344	$41,439,381

Shares outstanding	157,034,779	6,412,967	116,991,246	2,711,231

Net asset value	$12.18	$13.59	$14.39	$15.28

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K

Net assets	$4,712,358,466	$5,584,892,691	$7,701,495,214	$6,457,504,360

Shares outstanding	386,399,598	409,359,972	535,307,503	420,929,854

Net asset value	$12.20	$13.64	$14.39	$15.34

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

50	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

December 31, 2022

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$8,844,410,299	$5,460,346,298	$5,650,618,129	$3,644,863,453
Receivables:
Investments sold	111,925,717	81,740,244	88,701,068	49,565,829
Securities lending income — affiliated	2,041	2,694	3,780	5,066
Capital shares sold	6,545,186	5,555,671	6,894,235	4,835,629
Dividends — affiliated	3,788,632	1,239,578	458,322	129,939
From the Manager	56,228	49,767	55,355	33,936

Total assets	8,966,728,103	5,548,934,252	5,746,730,889	3,699,433,852

LIABILITIES
Collateral on securities loaned	—	22,603,443	48,353,266	275,871,785
Payables:
Investments purchased	92,155,147	59,252,379	62,587,532	33,706,900
Administration fees	391,435	195,119	219,817	120,204
Capital shares redeemed	36,840,031	32,613,213	37,284,787	19,854,695
Trustees’ and Officer’s fees	17,808	11,257	11,515	7,331
Professional fees	61,633	50,644	50,416	49,576
Service fees	333,154	24,346	122,323	16,697

Total liabilities	129,799,208	114,750,401	148,629,656	329,627,188

NET ASSETS	$8,836,928,895	$5,434,183,851	$5,598,101,233	$3,369,806,664

NET ASSETS CONSIST OF
Paid-in capital	$7,880,855,964	$5,002,205,470	$5,097,201,934	$3,172,367,757
Accumulated earnings	956,072,931	431,978,381	500,899,299	197,438,907

NET ASSETS	$8,836,928,895	$5,434,183,851	$5,598,101,233	$3,369,806,664

(a) Investments, at cost — affiliated	$7,793,615,733	$4,889,388,271	$5,002,573,880	$3,355,272,398

(b) Securities loaned, at value	$—	$21,912,005	$46,671,413	$267,237,748

F I N A N C I A L S T A T E M E N T S	51

Statements of Assets and Liabilities  (continued)

December 31, 2022

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

NET ASSET VALUE

Institutional

Net assets	$592,121,299	$146,616,417	$132,970,219	$111,510,603

Shares outstanding	36,818,138	8,682,843	7,661,498	6,263,565

Net asset value	$16.08	$16.89	$17.36	$17.80

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor A
Net assets	$138,977,259	$102,379,001	$102,123,521	$72,842,035

Shares outstanding	8,657,555	6,076,379	5,899,070	4,100,918

Net asset value	$16.05	$16.85	$17.31	$17.76

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Investor P

Net assets	$1,411,638,182	$14,412,884	$470,795,008	$7,427,215

Shares outstanding	88,018,948	857,175	27,219,043	418,717

Net asset value	$16.04	$16.81	$17.30	$17.74

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

Class K

Net assets	$6,694,192,155	$5,170,775,549	$4,892,212,485	$3,178,026,811

Shares outstanding	416,317,473	305,965,533	281,929,186	178,474,707

Net asset value	$16.08	$16.90	$17.35	$17.81

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	No par value	No par value	No par value	No par value

52	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (continued)

December 31, 2022

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

ASSETS
Investments, at value — affiliated(a)(b)	$1,591,823,715	$250,876,893
Receivables:
Investments sold	22,303,955	2,609,822
Securities lending income — affiliated	155	—
Capital shares sold	4,216,609	990,346
Dividends — affiliated	68,776	12,768
From the Manager	17,044	3,102

Total assets	1,618,430,254	254,492,931

LIABILITIES
Collateral on securities loaned	1,637,150	—
Payables:
Investments purchased	14,746,391	2,190,701
Administration fees	54,421	7,056
Capital shares redeemed	12,112,486	2,307,798
Trustees’ and Officer’s fees	4,317	1,677
Professional fees	50,876	31,849
Service fees	5,680	1,073

Total liabilities	28,611,321	4,540,154

NET ASSETS	$1,589,818,933	$249,952,777

NET ASSETS CONSIST OF
Paid-in capital	$1,585,933,966	$272,857,425
Accumulated earnings (loss)	3,884,967	(22,904,648)

NET ASSETS	$1,589,818,933	$249,952,777

(a) Investments, at cost — affiliated	$1,537,726,976	$254,459,442
(b) Securities loaned, at value	$1,585,912	$—

F I N A N C I A L S T A T E M E N T S	53

Statements of Assets and Liabilities  (continued)

December 31, 2022

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

NET ASSET VALUE

Institutional

Net assets	$37,045,186	$10,487,349

Shares outstanding	2,332,159	939,769

Net asset value	$15.88	$11.16

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor A

Net assets	$18,404,995	$1,067,522

Shares outstanding	1,161,248	95,720

Net asset value	$15.85	$11.15

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Investor P

Net assets	$9,662,625	$4,282,542

Shares outstanding	610,185	384,211

Net asset value	$15.84	$11.15

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

Class K

Net assets	$1,524,706,127	$234,115,364

Shares outstanding	95,957,987	20,976,762

Net asset value	$15.89	$11.16

Shares authorized	Unlimited	Unlimited

Par value	No par value	No par value

See notes to financial statements.

54	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations

Year Ended December 31, 2022

	BlackRock LifePath® Index Retirement Fund	BlackRock LifePath® Index 2025 Fund	BlackRock LifePath® Index 2030 Fund	BlackRock LifePath® Index 2035 Fund

INVESTMENT INCOME
Dividends — affiliated	$129,269,378	$102,388,562	$160,357,743	$97,726,288
Securities lending income — affiliated — net	75,575	75,170	108,724	143,883
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	29,537,770	27,594,119	56,835,491	44,317,245
Interest — affiliated	37,173,540	24,826,597	30,831,602	14,225,070
Expenses	(1,353,391)	(1,069,259)	(1,804,005)	(1,213,669)
Fees waived	169,478	116,690	154,814	79,260

Total investment income	194,872,350	153,931,879	246,484,369	155,278,077

EXPENSES
Service — class specific	5,912,056	536,509	5,129,048	432,514
Administration — class specific	4,555,298	2,713,220	5,447,649	2,907,835
Investment advisory	3,948,834	3,135,914	5,191,897	3,416,601
Trustees and Officer	54,830	42,789	77,351	51,887
Professional	21,705	22,354	23,425	22,354
Miscellaneous	4,594	4,635	4,634	4,635

Total expenses	14,497,317	6,455,421	15,874,004	6,835,826
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(3,560,004)	(2,980,762)	(5,374,143)	(3,808,113)

Total expenses after fees waived and/or reimbursed	10,937,313	3,474,659	10,499,861	3,027,713

Net investment income	183,935,037	150,457,220	235,984,508	152,250,364

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	105,238	65,252	150,708	—
Investments — affiliated	(29,661,553)	(21,497,101)	(42,375,574)	(46,942,343)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(45,361,451)	(61,103,184)	(84,577,479)	(61,512,527)

	(74,917,766)	(82,535,033)	(126,802,345)	(108,454,870)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(615,179,063)	(515,642,433)	(894,674,143)	(584,182,285)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	(876,693,912)	(666,042,291)	(1,141,839,139)	(756,184,397)

	(1,491,872,975)	(1,181,684,724)	(2,036,513,282)	(1,340,366,682)

Net realized and unrealized loss	(1,566,790,741)	(1,264,219,757)	(2,163,315,627)	(1,448,821,552)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,382,855,704)	$(1,113,762,537)	$(1,927,331,119)	$(1,296,571,188)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations  (continued)

Year Ended December 31, 2022

	BlackRock LifePath® Index 2040 Fund	BlackRock LifePath® Index 2045 Fund	BlackRock LifePath® Index 2050 Fund	BlackRock LifePath® Index 2055 Fund

INVESTMENT INCOME
Dividends — affiliated	$115,606,760	$61,382,291	$55,682,790	$31,318,462
Securities lending income — affiliated — net	115,697	57,262	62,639	56,177
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	66,533,775	44,505,318	48,095,900	28,543,634
Interest — affiliated	11,756,737	3,903,525	1,947,698	925,512
Expenses	(1,635,486)	(1,018,958)	(1,051,388)	(618,179)
Fees waived	78,572	36,842	29,573	16,483

Total investment income	192,456,055	108,866,280	104,767,212	60,242,089

EXPENSES
Administration — class specific	4,725,447	2,285,727	2,563,525	1,379,235
Investment advisory	4,475,374	2,693,037	2,744,462	1,606,518
Service — class specific	4,186,145	297,999	1,521,673	203,607
Trustees and Officer	63,269	41,229	42,022	28,486
Professional	22,995	21,991	22,019	21,378
Miscellaneous	4,635	5,010	5,010	4,510

Total expenses	13,477,865	5,344,993	6,898,711	3,243,734
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(5,245,266)	(3,286,465)	(3,379,656)	(1,993,753)

Total expenses after fees waived and/or reimbursed	8,232,599	2,058,528	3,519,055	1,249,981

Net investment income	184,223,456	106,807,752	101,248,157	58,992,108

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	—	(1,018)	—	—
Investments — affiliated	(76,041,128)	(63,334,985)	(69,446,131)	(43,210,441)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(67,115,654)	(44,551,790)	(40,483,454)	(24,019,813)

	(143,156,782)	(107,887,793)	(109,929,585)	(67,230,254)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(780,041,815)	(448,787,917)	(445,138,976)	(250,909,440)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	(1,046,489,986)	(637,342,293)	(668,848,011)	(386,921,587)

	(1,826,531,801)	(1,086,130,210)	(1,113,986,987)	(637,831,027)

Net realized and unrealized loss	(1,969,688,583)	(1,194,018,003)	(1,223,916,572)	(705,061,281)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,785,465,127)	$(1,087,210,251)	$(1,122,668,415)	$(646,069,173)

See notes to financial statements.

56	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (continued)

Year Ended December 31, 2022

	BlackRock LifePath® Index 2060 Fund	BlackRock LifePath® Index 2065 Fund

INVESTMENT INCOME
Dividends — affiliated	$13,967,542	$1,903,533
Securities lending income — affiliated — net	4,887	—
Net investment income allocated from the applicable affiliated Underlying Master Portfolio
Dividends — affiliated	12,583,459	1,669,468
Interest — affiliated	417,656	56,979
Expenses	(271,783)	(35,823)
Fees waived	7,268	962

Total investment income	26,709,029	3,595,119

EXPENSES
Investment advisory	704,310	92,289
Administration — class specific	593,268	80,121
Service — class specific	67,312	10,749
Professional	20,970	22,072
Trustees and Officer	15,576	6,354
Miscellaneous	2,135	171

Total expenses	1,403,571	211,756
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(897,163)	(144,265)

Total expenses after fees waived and/or reimbursed	506,408	67,491

Net investment income	26,202,621	3,527,628

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — affiliated	(17,960,928)	(2,267,176)
Net realized gain (loss) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency transactions allocated from the applicable affiliated Underlying Master Portfolio	(11,143,598)	(16,355,551)

	(29,104,526)	(18,622,727)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(105,400,783)	(11,787,185)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, forward foreign currency exchange contracts and foreign currency translations allocated from the applicable affiliated Underlying Master Portfolio	(163,778,826)	(4,382,443)

	(269,179,609)	(16,169,628)

Net realized and unrealized loss	(298,284,135)	(34,792,355)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(272,081,514)	$(31,264,727)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets

	BlackRock LifePath® Index Retirement Fund		BlackRock LifePath® Index 2025 Fund

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$183,935,037	$186,233,814	$150,457,220	$142,956,861
Net realized gain (loss)	(74,917,766)	62,066,930	(82,535,033)	30,715,055
Net change in unrealized appreciation (depreciation)	(1,491,872,975)	338,552,052	(1,181,684,724)	377,361,825

Net increase (decrease) in net assets resulting from operations	(1,382,855,704)	586,852,796	(1,113,762,537)	551,033,741

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(10,520,771)	(15,134,462)	(4,584,259)	(5,617,714)
Investor A	(4,331,472)	(6,282,398)	(2,455,320)	(3,521,386)
Investor P	(48,257,638)	(66,966,390)	(2,000,705)	(2,048,991)
Class K	(130,483,386)	(164,684,311)	(141,953,512)	(160,637,154)

Decrease in net assets resulting from distributions to shareholders	(193,593,267)	(253,067,561)	(150,993,796)	(171,825,245)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(331,626,403)	50,581,543	243,809,939	692,163,769

NET ASSETS
Total increase (decrease) in net assets	(1,908,075,374)	384,366,778	(1,020,946,394)	1,071,372,265
Beginning of year	9,085,214,342	8,700,847,564	6,982,207,523	5,910,835,258

End of year	$7,177,138,968	$9,085,214,342	$5,961,261,129	$6,982,207,523

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2030 Fund		BlackRock LifePath® Index 2035 Fund

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$235,984,508	$227,192,856	$152,250,364	$145,819,750
Net realized gain (loss)	(126,802,345)	51,486,705	(108,454,870)	22,923,213
Net change in unrealized appreciation (depreciation)	(2,036,513,282)	839,878,945	(1,340,366,682)	652,507,916

Net increase (decrease) in net assets resulting from operations	(1,927,331,119)	1,118,558,506	(1,296,571,188)	821,250,879

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(12,609,861)	(17,004,693)	(3,971,857)	(4,557,414)
Investor A	(4,064,285)	(5,769,193)	(2,540,945)	(3,493,199)
Investor P	(38,598,312)	(51,485,648)	(861,635)	(817,094)
Class K	(191,709,058)	(212,710,745)	(150,431,754)	(160,833,130)

Decrease in net assets resulting from distributions to shareholders	(246,981,516)	(286,970,279)	(157,806,191)	(169,700,837)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	806,214,328	1,128,649,673	940,698,810	1,142,213,455

NET ASSETS
Total increase (decrease) in net assets	(1,368,098,307)	1,960,237,900	(513,678,569)	1,793,763,497
Beginning of year	11,438,399,041	9,478,161,141	7,308,662,277	5,514,898,780

End of year	$10,070,300,734	$11,438,399,041	$6,794,983,708	$7,308,662,277

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2040 Fund		BlackRock LifePath® Index 2045 Fund

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$184,223,456	$193,268,329	$106,807,752	$113,858,722
Net realized gain (loss)	(143,156,782)	36,932,763	(107,887,793)	15,586,682
Net change in unrealized appreciation (depreciation)	(1,826,531,801)	1,065,414,039	(1,086,130,210)	677,322,924

Net increase (decrease) in net assets resulting from operations	(1,785,465,127)	1,295,615,131	(1,087,210,251)	806,768,328

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(13,282,237)	(17,361,244)	(2,767,676)	(3,582,922)
Investor A	(2,764,924)	(4,008,410)	(1,748,465)	(2,643,501)
Investor P	(28,834,129)	(38,709,980)	(220,096)	(250,532)
Class K	(150,192,476)	(168,518,667)	(101,390,471)	(124,143,549)

Decrease in net assets resulting from distributions to shareholders	(195,073,766)	(228,598,301)	(106,126,708)	(130,620,504)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,024,962,475	928,790,520	856,813,921	876,051,772

NET ASSETS
Total increase (decrease) in net assets	(955,576,418)	1,995,807,350	(336,523,038)	1,552,199,596
Beginning of year	9,792,505,313	7,796,697,963	5,770,706,889	4,218,507,293

End of year	$8,836,928,895	$9,792,505,313	$5,434,183,851	$5,770,706,889

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2050 Fund		BlackRock LifePath® Index 2055 Fund

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$101,248,157	$113,602,664	$58,992,108	$63,903,933
Net realized gain (loss)	(109,929,585)	19,464,992	(67,230,254)	8,646,505
Net change in unrealized appreciation (depreciation)	(1,113,986,987)	729,563,580	(637,831,027)	402,097,521

Net increase (decrease) in net assets resulting from operations	(1,122,668,415)	862,631,236	(646,069,173)	474,647,959

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,472,803)	(3,355,283)	(2,021,394)	(2,261,929)
Investor A	(1,758,287)	(2,391,539)	(1,184,877)	(1,567,004)
Investor P	(8,272,052)	(11,302,061)	(112,278)	(107,710)
Class K	(95,603,262)	(106,023,764)	(59,146,049)	(62,033,583)

Decrease in net assets resulting from distributions to shareholders	(108,106,404)	(123,072,647)	(62,464,598)	(65,970,226)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	966,629,172	788,237,812	744,042,079	630,204,790

NET ASSETS
Total increase (decrease) in net assets	(264,145,647)	1,527,796,401	35,508,308	1,038,882,523
Beginning of year	5,862,246,880	4,334,450,479	3,334,298,356	2,295,415,833

End of year	$5,598,101,233	$5,862,246,880	$3,369,806,664	$3,334,298,356

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets  (continued)

	BlackRock LifePath® Index 2060 Fund		BlackRock LifePath® Index 2065 Fund

	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/22	Year Ended 12/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,202,621	$25,184,094	$3,527,628	$1,880,819
Net realized gain (loss)	(29,104,526)	2,438,042	(18,622,727)	(221,336)
Net change in unrealized appreciation (depreciation)	(269,179,609)	152,481,758	(16,169,628)	8,831,055

Net increase (decrease) in net assets resulting from operations	(272,081,514)	180,103,894	(31,264,727)	10,490,538

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(589,785)	(709,121)	(153,389)	(96,341)
Investor A	(264,596)	(352,814)	(11,976)	(6,821)
Investor P	(134,218)	(128,935)	(55,022)	(36,953)
Class K	(25,102,756)	(24,176,955)	(3,302,893)	(1,750,092)

Decrease in net assets resulting from distributions to shareholders	(26,091,355)	(25,367,825)	(3,523,280)	(1,890,207)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	537,957,371	384,319,385	150,818,250	100,202,728

NET ASSETS
Total increase in net assets	239,784,502	539,055,454	116,030,243	108,803,059
Beginning of year	1,350,034,431	810,978,977	133,922,534	25,119,475

End of year	$1,589,818,933	$1,350,034,431	$249,952,777	$133,922,534

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund

	Institutional
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$14.79		$14.24		$13.05		$11.55		$12.26

Net investment income(a)	0.31		0.31		0.26		0.37		0.30
Net realized and unrealized gain (loss)	(2.57)		0.66		1.30		1.44		(0.73)

Net increase (decrease) from investment operations	(2.26)		0.97		1.56		1.81		(0.43)

Distributions(b)
From net investment income	(0.31)		(0.31)		(0.27)		(0.30)		(0.27)
From net realized gain	(0.02)		(0.11)		(0.10)		(0.01)		(0.01)

Total distributions	(0.33)		(0.42)		(0.37)		(0.31)		(0.28)

Net asset value, end of year	$12.20		$14.79		$14.24		$13.05		$11.55

Total Return(c)

Based on net asset value	(15.31)%		6.86%		12.16%		15.84%		(3.55)%

Ratios to Average Net Assets(d)

Total expenses	0.16%		0.17%		0.18%		0.17	%(e)	0.18	%(f)

Total expenses after fees waived and/or reimbursed	0.11%		0.11%		0.11%		0.12	%(e)	0.12	%(f)

Net investment income	2.35%		2.11%		1.98%		2.92%		2.51%

Supplemental Data

Net assets, end of year (000)	$380,959		$533,068		$546,055		$532,913		$145,418

Portfolio turnover rate	71	%(g)	9	%(g)	20	%(h)	13	%(i)	25	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.
(f)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.17% and 0.12%, respectively.

(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Investor A
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$14.77		$14.22		$13.04		$11.54		$12.25

Net investment income(a)	0.27		0.27		0.23		0.34		0.27
Net realized and unrealized gain (loss)	(2.55)		0.67		1.29		1.45		(0.73)

Net increase (decrease) from investment operations	(2.28)		0.94		1.52		1.79		(0.46)

Distributions(b)
From net investment income	(0.28)		(0.28)		(0.24)		(0.28)		(0.24)
From net realized gain	(0.02)		(0.11)		(0.10)		(0.01)		(0.01)

Total distributions	(0.30)		(0.39)		(0.34)		(0.29)		(0.25)

Net asset value, end of year	$12.19		$14.77		$14.22		$13.04		$11.54

Total Return(c)

Based on net asset value	(15.48)%		6.60%		11.81%		15.60%		(3.80)%

Ratios to Average Net Assets(d)

Total expenses	0.41%		0.42%		0.43%		0.47	%(e)	0.44	%(f)

Total expenses after fees waived and/or reimbursed	0.36%		0.36%		0.36%		0.37	%(e)	0.38	%(f)

Net investment income	2.10%		1.85%		1.72%		2.67%		2.24%

Supplemental Data

Net assets, end of year (000)	$171,553		$232,876		$256,714		$306,254		$82,454

Portfolio turnover rate	71	%(g)	9	%(g)	20	%(h)	13	%(i)	25	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.47% and 0.37%, respectively.
(f)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed have been 0.43% and 0.38%, respectively.

(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

64	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Investor P

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Period from 08/06/18 to 12/31/18	(a)

Net asset value, beginning of period	$14.76		$14.21		$13.02		$11.53		$12.23

Net investment income(b)	0.27		0.27		0.23		0.34		0.12
Net realized and unrealized gain (loss)	(2.55)		0.67		1.30		1.43		(0.67)

Net increase (decrease) from investment operations	(2.28)		0.94		1.53		1.77		(0.55)

Distributions(c)
From net investment income	(0.28)		(0.28)		(0.24)		(0.27)		(0.14)
From net realized gain	(0.02)		(0.11)		(0.10)		(0.01)		(0.01)

Total distributions	(0.30)		(0.39)		(0.34)		(0.28)		(0.15)

Net asset value, end of period	$12.18		$14.76		$14.21		$13.02		$11.53

Total Return(d)

Based on net asset value	(15.49)%		6.61%		11.90%		15.52%		(4.56	)%(e)

Ratios to Average Net Assets(f)

Total expenses	0.41%		0.42%		0.43%		0.42	%(g)	0.41	%(h)(i)(j)

Total expenses after fees waived and/or reimbursed	0.36%		0.36%		0.36%		0.37	%(g)	0.36	%(h)(i)(j)

Net investment income	2.11%		1.86%		1.73%		2.67%		2.47	%(i)

Supplemental Data

Net assets, end of period (000)	$1,912,268		$2,580,045		$2,590,635		$2,547,420		$912,090

Portfolio turnover rate	71	%(k)	9	%(k)	20	%(l)	13	%(m)	25	%(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.37%, respectively.
(h)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.42% and 0.37%, respectively.

(i)	Annualized.
(j)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.36%, respectively.

(k)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(l)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(m)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index Retirement Fund (continued)

	Class K
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$14.78		$14.23		$13.04		$11.54		$12.25

Net investment income(a)	0.32		0.32		0.27		0.38		0.31
Net realized and unrealized gain (loss)	(2.56)		0.66		1.30		1.44		(0.73)

Net increase (decrease) from investment operations	(2.24)		0.98		1.57		1.82		(0.42)

Distributions(b)
From net investment income	(0.32)		(0.32)		(0.28)		(0.31)		(0.28)
From net realized gain	(0.02)		(0.11)		(0.10)		(0.01)		(0.01)

Total distributions	(0.34)		(0.43)		(0.38)		(0.32)		(0.29)

Net asset value, end of year	$12.20		$14.78		$14.23		$13.04		$11.54

Total Return(c)

Based on net asset value	(15.20)%		6.92%		12.22%		15.90%		(3.51)%

Ratios to Average Net Assets(d)

Total expenses	0.11%		0.12%		0.12%		0.11	%(e)	0.13	%(f)

Total expenses after fees waived and/or reimbursed	0.06%		0.06%		0.06%		0.07	%(e)	0.08	%(f)

Net investment income	2.43%		2.17%		2.03%		2.96%		2.54%

Supplemental Data

Net assets, end of year (000)	$4,712,358		$5,739,227		$5,307,443		$4,462,412		$1,160,344

Portfolio turnover rate	71	%(g)	9	%(g)	20	%(h)	13	%(i)	25	%(i)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes reorganization cost. Without this cost, total expenses and total expenses after fees waived and/or reimbursed would have been 0.11% and 0.07%, respectively.
(f)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.12% and 0.08%, respectively.

(g)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(h)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(i)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

66	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund

	Institutional
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$16.61		$15.64		$14.24		$12.35		$13.31

Net investment income(a)	0.34		0.35		0.28		0.37		0.32
Net realized and unrealized gain (loss)	(2.96)		1.03		1.46		1.94		(0.95)

Net increase (decrease) from investment operations	(2.62)		1.38		1.74		2.31		(0.63)

Distributions(b)
From net investment income	(0.34)		(0.34)		(0.28)		(0.36)		(0.30)
From net realized gain	(0.01)		(0.07)		(0.06)		(0.06)		(0.03)

Total distributions	(0.35)		(0.41)		(0.34)		(0.42)		(0.33)

Net asset value, end of year	$13.64		$16.61		$15.64		$14.24		$12.35

Total Return(c)

Based on net asset value	(15.81)%		8.89%		12.44%		18.84%		(4.83)%

Ratios to Average Net Assets(d)

Total expenses	0.16%		0.17%		0.17%		0.16%		0.16%

Total expenses after fees waived and/or reimbursed	0.11%		0.11%		0.10%		0.11%		0.12%

Net investment income	2.35%		2.12%		1.94%		2.69%		2.41%

Supplemental Data

Net assets, end of year (000)	$183,575		$227,070		$220,702		$189,202		$104,908

Portfolio turnover rate	64	%(e)	11	%(e)	16	%(f)	11	%(g)	11	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Investor A
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$16.58		$15.62		$14.22		$12.33		$13.29

Net investment income(a)	0.30		0.30		0.24		0.32		0.28
Net realized and unrealized gain (loss)	(2.95)		1.03		1.47		1.96		(0.94)

Net increase (decrease) from investment operations	(2.65)		1.33		1.71		2.28		(0.66)

Distributions(b)
From net investment income	(0.30)		(0.30)		(0.25)		(0.33)		(0.27)
From net realized gain	(0.01)		(0.07)		(0.06)		(0.06)		(0.03)

Total distributions	(0.31)		(0.37)		(0.31)		(0.39)		(0.30)

Net asset value, end of year	$13.62		$16.58		$15.62		$14.22		$12.33

Total Return(c)

Based on net asset value	(16.01)%		8.55%		12.18%		18.59%		(5.08)%

Ratios to Average Net Assets(d)

Total expenses	0.41%		0.42%		0.41%		0.42%		0.41%

Total expenses after fees waived and/or reimbursed	0.36%		0.36%		0.35%		0.36%		0.37%

Net investment income	2.07%		1.84%		1.69%		2.37%		2.10%

Supplemental Data

Net assets, end of year (000)	$105,643		$148,954		$167,418		$157,606		$119,566

Portfolio turnover rate	64	%(e)	11	%(e)	16	%(f)	11	%(g)	11	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

68	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Investor P

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Period from 08/06/18 to 12/31/18	(a)

Net asset value, beginning of period	$16.55		$15.59		$14.20		$12.32		$13.38

Net investment income(b)	0.31		0.31		0.24		0.35		0.17
Net realized and unrealized gain (loss)	(2.96)		1.03		1.46		1.93		(1.04)

Net increase (decrease) from investment operations	(2.65)		1.34		1.70		2.28		(0.87)

Distributions(c)
From net investment income	(0.30)		(0.31)		(0.25)		(0.34)		(0.16)
From net realized gain	(0.01)		(0.07)		(0.06)		(0.06)		(0.03)

Total distributions	(0.31)		(0.38)		(0.31)		(0.40)		(0.19)

Net asset value, end of period	$13.59		$16.55		$15.59		$14.20		$12.32

Total Return(d)

Based on net asset value	(16.03)%		8.60%		12.15%		18.60%		(6.57	)%(e)

Ratios to Average Net Assets(f)

Total expenses	0.41%		0.42%		0.42%		0.41%		0.40	%(g)

Total expenses after fees waived and/or reimbursed	0.36%		0.36%		0.35%		0.36%		0.35	%(g)

Net investment income	2.11%		1.93%		1.72%		2.59%		3.53	%(g)

Supplemental Data

Net assets, end of period (000)	$87,150		$100,306		$63,916		$34,190		$1,810

Portfolio turnover rate	64	%(h)	11	%(h)	16	%(i)	11	%(j)	11	%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(i)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(j)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2025 Fund (continued)

	Class K
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$16.61		$15.64		$14.25		$12.35		$13.31

Net investment income(a)	0.35		0.36		0.29		0.36		0.33
Net realized and unrealized gain (loss)	(2.96)		1.03		1.45		1.97		(0.95)

Net increase (decrease) from investment operations	(2.61)		1.39		1.74		2.33		(0.62)

Distributions(b)
From net investment income	(0.35)		(0.35)		(0.29)		(0.37)		(0.31)
From net realized gain	(0.01)		(0.07)		(0.06)		(0.06)		(0.03)

Total distributions	(0.36)		(0.42)		(0.35)		(0.43)		(0.34)

Net asset value, end of year	$13.64		$16.61		$15.64		$14.25		$12.35

Total Return(c)

Based on net asset value	(15.77)%		8.94%		12.42%		18.98%		(4.78)%

Ratios to Average Net Assets(d)

Total expenses	0.11%		0.12%		0.12%		0.10%		0.11%

Total expenses after fees waived and/or reimbursed	0.06%		0.06%		0.05%		0.06%		0.07%

Net investment income	2.41%		2.19%		2.00%		2.68%		2.47%

Supplemental Data

Net assets, end of year (000)	$5,584,893		$6,505,877		$5,458,799		$4,134,270		$2,777,710

Portfolio turnover rate	64	%(e)	11	%(e)	16	%(f)	11	%(g)	11	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

70	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund

	Institutional
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$17.68		$16.30		$14.72		$12.57		$13.62

Net investment income(a)	0.35		0.37		0.28		0.37		0.38
Net realized and unrealized gain (loss)	(3.27)		1.47		1.60		2.25		(1.13)

Net increase (decrease) from investment operations	(2.92)		1.84		1.88		2.62		(0.75)

Distributions(b)
From net investment income	(0.34)		(0.37)		(0.28)		(0.38)		(0.29)
From net realized gain	(0.02)		(0.09)		(0.02)		(0.09)		(0.01)

Total distributions	(0.36)		(0.46)		(0.30)		(0.47)		(0.30)

Net asset value, end of year	$14.40		$17.68		$16.30		$14.72		$12.57

Total Return(c)

Based on net asset value	(16.49)%		11.35%		13.05%		21.00%		(5.60)%

Ratios to Average Net Assets(d)

Total expenses	0.16%		0.16%		0.16%		0.17%		0.16	%(e)

Total expenses after fees waived and/or reimbursed	0.11%		0.10%		0.10%		0.11%		0.11	%(e)

Net investment income	2.26%		2.14%		1.91%		2.66%		2.82%

Supplemental Data

Net assets, end of year (000)	$504,974		$661,550		$610,774		$561,902		$393,584

Portfolio turnover rate	50	%(f)	9	%(f)	14	%(g)	14	%(h)	15	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.11%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Investor A
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$17.68		$16.29		$14.72		$12.56		$13.62

Net investment income(a)	0.31		0.32		0.24		0.33		0.30
Net realized and unrealized gain (loss)	(3.27)		1.48		1.60		2.26		(1.09)

Net increase (decrease) from investment operations	(2.96)		1.80		1.84		2.59		(0.79)

Distributions(b)
From net investment income	(0.30)		(0.32)		(0.25)		(0.34)		(0.26)
From net realized gain	(0.02)		(0.09)		(0.02)		(0.09)		(0.01)

Total distributions	(0.32)		(0.41)		(0.27)		(0.43)		(0.27)

Net asset value, end of year	$14.40		$17.68		$16.29		$14.72		$12.56

Total Return(c)

Based on net asset value	(16.71)%		11.13%		12.70%		20.81%		(5.92)%

Ratios to Average Net Assets(d)

Total expenses	0.41%		0.41%		0.42%		0.47%		0.41	%(e)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.36%		0.36	%(e)

Net investment income	1.99%		1.85%		1.65%		2.36%		2.23%

Supplemental Data

Net assets, end of year (000)	$180,699		$235,293		$251,040		$343,033		$283,011

Portfolio turnover rate	50	%(f)	9	%(f)	14	%(g)	14	%(h)	15	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.36%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

72	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Investor P

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Period from 08/06/18 to 12/31/18	(a)

Net asset value, beginning of period	$17.66		$16.28		$14.71		$12.56		$13.77

Net investment income(b)	0.31		0.32		0.24		0.33		0.21
Net realized and unrealized gain (loss)	(3.26)		1.47		1.60		2.25		(1.27)

Net increase (decrease) from investment operations	(2.95)		1.79		1.84		2.58		(1.06)

Distributions(c)
From net investment income	(0.30)		(0.32)		(0.25)		(0.34)		(0.15)
From net realized gain	(0.02)		(0.09)		(0.02)		(0.09)		(0.00	)(d)

Total distributions	(0.32)		(0.41)		(0.27)		(0.43)		(0.15)

Net asset value, end of period	$14.39		$17.66		$16.28		$14.71		$12.56

Total Return(e)
Based on net asset value	(16.68)%		11.08%		12.70%		20.72%		(7.73	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.39	%(h)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.36%		0.35	%(h)

Net investment income	2.00%		1.88%		1.66%		2.35%		3.95	%(h)

Supplemental Data
Net assets, end of period (000)	$1,683,132		$2,196,216		$2,104,701		$2,003,430		$1,802,660

Portfolio turnover rate	50	%(i)	9	%(i)	14	%(j)	14	%(k)	15	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2030 Fund (continued)

	Class K
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$17.66		$16.28		$14.71		$12.56		$13.61

Net investment income(a)	0.36		0.38		0.29		0.38		0.34
Net realized and unrealized gain (loss)	(3.26)		1.47		1.59		2.25		(1.08)

Net increase (decrease) from investment operations	(2.90)		1.85		1.88		2.63		(0.74)

Distributions(b)
From net investment income	(0.35)		(0.38)		(0.29)		(0.39)		(0.30)
From net realized gain	(0.02)		(0.09)		(0.02)		(0.09)		(0.01)

Total distributions	(0.37)		(0.47)		(0.31)		(0.48)		(0.31)

Net asset value, end of year	$14.39		$17.66		$16.28		$14.71		$12.56

Total Return(c)
Based on net asset value	(16.41)%		11.42%		13.05%		21.08%		(5.56)%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.11%		0.10%		0.11	%(e)

Total expenses after fees waived and/or reimbursed	0.06%		0.05%		0.05%		0.06%		0.06	%(e)

Net investment income	2.34%		2.22%		1.97%		2.70%		2.55%

Supplemental Data
Net assets, end of year (000)	$7,701,495		$8,345,340		$6,511,647		$4,892,278		$3,250,556

Portfolio turnover rate	50	%(f)	9	%(f)	14	%(g)	14	%(h)	15	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.06%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

74	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund

	Institutional
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$18.96		$17.07		$15.33		$12.88		$14.08

Net investment income(a)	0.36		0.40		0.28		0.40		0.34
Net realized and unrealized gain (loss)	(3.59)		1.94		1.76		2.55		(1.23)

Net increase (decrease) from investment operations	(3.23)		2.34		2.04		2.95		(0.89)

Distributions(b)
From net investment income	(0.35)		(0.39)		(0.28)		(0.39)		(0.31)
From net realized gain	(0.02)		(0.06)		(0.02)		(0.11)		(0.00	)(c)

Total distributions	(0.37)		(0.45)		(0.30)		(0.50)		(0.31)

Net asset value, end of year	$15.36		$18.96		$17.07		$15.33		$12.88

Total Return(d)
Based on net asset value	(17.06)%		13.78%		13.58%		23.08%		(6.40)%

Ratios to Average Net Assets(e)
Total expenses	0.16%		0.16%		0.16%		0.15%		0.16%

Total expenses after fees waived and/or reimbursed	0.10%		0.10%		0.10%		0.10%		0.11%

Net investment income	2.18%		2.17%		1.89%		2.73%		2.41%

Supplemental Data
Net assets, end of year (000)	$176,179		$197,919		$164,602		$148,827		$94,316

Portfolio turnover rate	39	%(f)	9	%(f)	10	%(g)	13	%(h)	10	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Investor A
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$18.91		$17.03		$15.29		$12.85		$14.04

Net investment income(a)	0.31		0.34		0.25		0.35		0.29
Net realized and unrealized gain (loss)	(3.57)		1.94		1.76		2.56		(1.21)

Net increase (decrease) from investment operations	(3.26)		2.28		2.01		2.91		(0.92)

Distributions(b)
From net investment income	(0.31)		(0.34)		(0.25)		(0.36)		(0.27)
From net realized gain	(0.02)		(0.06)		(0.02)		(0.11)		(0.00	)(c)

Total distributions	(0.33)		(0.40)		(0.27)		(0.47)		(0.27)

Net asset value, end of year	$15.32		$18.91		$17.03		$15.29		$12.85

Total Return(d)
Based on net asset value	(17.27)%		13.46%		13.34%		22.77%		(6.59)%

Ratios to Average Net Assets(e)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.41%

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.35%		0.36%

Net investment income	1.91%		1.83%		1.64%		2.45%		2.08%

Supplemental Data
Net assets, end of year (000)	$119,861		$154,072		$168,305		$158,773		$103,712

Portfolio turnover rate	39	%(f)	9	%(f)	10	%(g)	13	%(h)	10	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

76	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Investor P

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Period from 08/06/18 to 12/31/18	(a)

Net asset value, beginning of period	$18.88		$17.00		$15.27		$12.84		$14.26

Net investment income(b)	0.32		0.37		0.26		0.42		0.17
Net realized and unrealized gain (loss)	(3.59)		1.92		1.74		2.49		(1.43)

Net increase (decrease) from investment operations	(3.27)		2.29		2.00		2.91		(1.26)

Distributions(c)
From net investment income	(0.31)		(0.35)		(0.25)		(0.37)		(0.16)
From net realized gain	(0.02)		(0.06)		(0.02)		(0.11)		(0.00	)(d)

Total distributions	(0.33)		(0.41)		(0.27)		(0.48)		(0.16)

Net asset value, end of period	$15.28		$18.88		$17.00		$15.27		$12.84

Total Return(e)
Based on net asset value	(17.34)%		13.52%		13.32%		22.79%		(8.87	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.41%		0.41%		0.41%		0.43%		0.38	%(h)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.35%		0.34	%(h)

Net investment income	1.95%		2.02%		1.72%		2.85%		3.22	%(h)

Supplemental Data
Net assets, end of period (000)	$41,439		$42,291		$24,416		$12,054		$561

Portfolio turnover rate	39	%(i)	9	%(i)	10	%(j)	13	%(k)	10	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	77

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2035 Fund (continued)

	Class K
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$18.95		$17.06		$15.31		$12.87		$14.07

Net investment income(a)	0.37		0.41		0.30		0.40		0.35
Net realized and unrealized gain (loss)	(3.60)		1.94		1.76		2.55		(1.23)

Net increase (decrease) from investment operations	(3.23)		2.35		2.06		2.95		(0.88)

Distributions(b)
From net investment income	(0.36)		(0.40)		(0.29)		(0.40)		(0.32)
From net realized gain	(0.02)		(0.06)		(0.02)		(0.11)		(0.00	)(c)

Total distributions	(0.38)		(0.46)		(0.31)		(0.51)		(0.32)

Net asset value, end of year	$15.34		$18.95		$17.06		$15.31		$12.87

Total Return(d)
Based on net asset value	(17.07)%		13.84%		13.72%		23.08%		(6.36)%

Ratios to Average Net Assets(e)
Total expenses	0.11%		0.11%		0.11%		0.09%		0.10%

Total expenses after fees waived and/or reimbursed	0.05%		0.05%		0.05%		0.05%		0.06%

Net investment income	2.24%		2.24%		1.97%		2.74%		2.51%

Supplemental Data
Net assets, end of year (000)	$6,457,504		$6,914,380		$5,157,576		$3,758,092		$2,393,634

Portfolio turnover rate	39	%(f)	9	%(f)	10	%(g)	13	%(h)	10	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

78	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund

	Institutional
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$19.99		$17.66		$15.78		$13.07		$14.39

Net investment income(a)	0.35		0.41		0.29		0.40		0.47
Net realized and unrealized gain (loss)	(3.89)		2.40		1.89		2.84		(1.48)

Net increase (decrease) from investment operations	(3.54)		2.81		2.18		3.24		(1.01)

Distributions(b)
From net investment income	(0.35)		(0.41)		(0.29)		(0.42)		(0.30)
From net realized gain	(0.02)		(0.07)		(0.01)		(0.11)		(0.01)

Total distributions	(0.37)		(0.48)		(0.30)		(0.53)		(0.31)

Net asset value, end of year	$16.08		$19.99		$17.66		$15.78		$13.07

Total Return(c)
Based on net asset value	(17.70)%		15.99%		14.04%		24.95%		(7.12)%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.16%		0.17%		0.15	%(e)

Total expenses after fees waived and/or reimbursed	0.10%		0.10%		0.10%		0.10%		0.10	%(e)

Net investment income	2.05%		2.14%		1.87%		2.67%		3.29%

Supplemental Data
Net assets, end of year (000)	$592,121		$733,350		$646,477		$577,303		$446,192

Portfolio turnover rate	29	%(f)	7	%(f)	9	%(g)	14	%(h)	12	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.14% and 0.10%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	79

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Investor A
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$19.95		$17.63		$15.75		$13.05		$14.36

Net investment income(a)	0.30		0.35		0.25		0.36		0.32
Net realized and unrealized gain (loss)	(3.88)		2.40		1.89		2.83		(1.35)

Net increase (decrease) from investment operations	(3.58)		2.75		2.14		3.19		(1.03)

Distributions(b)
From net investment income	(0.30)		(0.36)		(0.25)		(0.38)		(0.27)
From net realized gain	(0.02)		(0.07)		(0.01)		(0.11)		(0.01)

Total distributions	(0.32)		(0.43)		(0.26)		(0.49)		(0.28)

Net asset value, end of year	$16.05		$19.95		$17.63		$15.75		$13.05

Total Return(c)
Based on net asset value	(17.90)%		15.67%		13.78%		24.62%		(7.30)%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.42%		0.45%		0.40	%(e)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.35%		0.35	%(e)

Net investment income	1.77%		1.84%		1.61%		2.45%		2.21%

Supplemental Data
Net assets, end of year (000)	$138,977		$179,444		$176,175		$240,112		$174,340

Portfolio turnover rate	29	%(f)	7	%(f)	9	%(g)	14	%(h)	12	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.39% and 0.35%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

80	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Investor P

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Period from 08/06/18 to 12/31/18	(a)

Net asset value, beginning of period	$19.94		$17.61		$15.74		$13.04		$14.64

Net investment income(b)	0.31		0.36		0.25		0.35		0.28
Net realized and unrealized gain (loss)	(3.89)		2.40		1.88		2.84		(1.72)

Net increase (decrease) from investment operations	(3.58)		2.76		2.13		3.19		(1.44)

Distributions(c)
From net investment income	(0.30)		(0.36)		(0.25)		(0.38)		(0.15)
From net realized gain	(0.02)		(0.07)		(0.01)		(0.11)		(0.01)

Total distributions	(0.32)		(0.43)		(0.26)		(0.49)		(0.16)

Net asset value, end of period	$16.04		$19.94		$17.61		$15.74		$13.04

Total Return(d)
Based on net asset value	(17.91)%		15.75%		13.73%		24.63%		(9.89	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.38	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.35%		0.34	%(g)(h)

Net investment income	1.79%		1.89%		1.62%		2.39%		4.99	%(g)

Supplemental Data
Net assets, end of period (000)	$1,411,638		$1,794,746		$1,621,834		$1,499,042		$1,285,686

Portfolio turnover rate	29	%(i)	7	%(i)	9	%(j)	14	%(k)	12	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.37% and 0.34%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	81

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2040 Fund (continued)

	Class K
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$19.99		$17.66		$15.78		$13.07		$14.39

Net investment income(a)	0.36		0.43		0.30		0.41		0.37
Net realized and unrealized gain (loss)	(3.90)		2.39		1.88		2.84		(1.37)

Net increase (decrease) from investment operations	(3.54)		2.82		2.18		3.25		(1.00)

Distributions(b)
From net investment income	(0.35)		(0.42)		(0.29)		(0.43)		(0.31)
From net realized gain	(0.02)		(0.07)		(0.01)		(0.11)		(0.01)

Total distributions	(0.37)		(0.49)		(0.30)		(0.54)		(0.32)

Net asset value, end of year	$16.08		$19.99		$17.66		$15.78		$13.07

Total Return(c)
Based on net asset value	(17.65)%		16.05%		14.10%		25.01%		(7.08)%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.11%		0.09%		0.10	%(e)

Total expenses after fees waived and/or reimbursed	0.05%		0.05%		0.05%		0.05%		0.05	%(e)

Net investment income	2.13%		2.23%		1.95%		2.77%		2.57%

Supplemental Data
Net assets, end of year (000)	$6,694,192		$7,084,966		$5,352,212		$3,849,265		$2,478,916

Portfolio turnover rate	29	%(f)	7	%(f)	9	%(g)	14	%(h)	12	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.09% and 0.05%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

82	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund

	Institutional
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$21.04		$18.29		$16.25		$13.33		$14.75

Net investment income(a)	0.35		0.43		0.29		0.42		0.36
Net realized and unrealized gain (loss)	(4.16)		2.81		2.05		3.04		(1.45)

Net increase (decrease) from investment operations	(3.81)		3.24		2.34		3.46		(1.09)

Distributions(b)
From net investment income	(0.34)		(0.43)		(0.29)		(0.43)		(0.32)
From net realized gain	(0.00	)(c)	(0.06)		(0.01)		(0.11)		(0.01)

Total distributions	(0.34)		(0.49)		(0.30)		(0.54)		(0.33)

Net asset value, end of year	$16.89		$21.04		$18.29		$16.25		$13.33

Total Return(d)
Based on net asset value	(18.10)%		17.76%		14.67%		26.14%		(7.56)%

Ratios to Average Net Assets(e)
Total expenses	0.16%		0.16%		0.16%		0.15%		0.15%

Total expenses after fees waived and/or reimbursed	0.10%		0.10%		0.10%		0.10%		0.10%

Net investment income	1.94%		2.16%		1.87%		2.78%		2.43%

Supplemental Data
Net assets, end of year (000)	$146,616		$159,947		$132,688		$116,727		$70,629

Portfolio turnover rate	16	%(f)	7	%(f)	7	%(g)	12	%(h)	8	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	83

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Investor A
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$20.99		$18.25		$16.22		$13.30		$14.73

Net investment income(a)	0.30		0.36		0.25		0.39		0.31
Net realized and unrealized gain (loss)	(4.15)		2.81		2.04		3.03		(1.45)

Net increase (decrease) from investment operations	(3.85)		3.17		2.29		3.42		(1.14)

Distributions(b)
From net investment income	(0.29)		(0.37)		(0.25)		(0.39)		(0.28)
From net realized gain	(0.00	)(c)	(0.06)		(0.01)		(0.11)		(0.01)

Total distributions	(0.29)		(0.43)		(0.26)		(0.50)		(0.29)

Net asset value, end of year	$16.85		$20.99		$18.25		$16.22		$13.30

Total Return(d)
Based on net asset value	(18.31)%		17.44%		14.35%		25.91%		(7.87)%

Ratios to Average Net Assets(e)
Total expenses	0.41%		0.41%		0.41%		0.41%		0.40%

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.35%		0.35%

Net investment income	1.68%		1.81%		1.62%		2.56%		2.12%

Supplemental Data
Net assets, end of year (000)	$102,379		$121,865		$129,106		$120,718		$65,642

Portfolio turnover rate	16	%(f)	7	%(f)	7	%(g)	12	%(h)	8	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

84	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Investor P

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Period from 08/06/18 to 12/31/18	(a)

Net asset value, beginning of period	$20.95		$18.22		$16.20		$13.29		$15.05

Net investment income(b)	0.31		0.40		0.28		0.44		0.16
Net realized and unrealized gain (loss)	(4.15)		2.77		2.01		2.98		(1.75)

Net increase (decrease) from investment operations	(3.84)		3.17		2.29		3.42		(1.59)

Distributions(c)
From net investment income	(0.30)		(0.38)		(0.26)		(0.40)		(0.16)
From net realized gain	(0.00	)(d)	(0.06)		(0.01)		(0.11)		(0.01)

Total distributions	(0.30)		(0.44)		(0.27)		(0.51)		(0.17)

Net asset value, end of period	$16.81		$20.95		$18.22		$16.20		$13.29

Total Return(e)
Based on net asset value	(18.33)%		17.44%		14.34%		25.91%		(10.64	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.41%		0.41%		0.41%		0.49%		0.37	%(h)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.35%		0.32	%(h)

Net investment income	1.75%		1.98%		1.75%		2.87%		2.71	%(h)

Supplemental Data
Net assets, end of period (000)	$14,413		$12,722		$8,154		$3,376		$249

Portfolio turnover rate	16	%(i)	7	%(i)	7	%(j)	12	%(k)	8	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	85

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2045 Fund (continued)

	Class K
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$21.05		$18.30		$16.27		$13.34		$14.76

Net investment income(a)	0.36		0.45		0.31		0.42		0.37
Net realized and unrealized gain (loss)	(4.16)		2.80		2.03		3.06		(1.46)

Net increase (decrease) from investment operations	(3.80)		3.25		2.34		3.48		(1.09)

Distributions(b)
From net investment income	(0.35)		(0.44)		(0.30)		(0.44)		(0.32)
From net realized gain	(0.00	)(c)	(0.06)		(0.01)		(0.11)		(0.01)

Total distributions	(0.35)		(0.50)		(0.31)		(0.55)		(0.33)

Net asset value, end of year	$16.90		$21.05		$18.30		$16.27		$13.34

Total Return(d)
Based on net asset value	(18.05)%		17.81%		14.64%		26.25%		(7.50)%

Ratios to Average Net Assets(e)
Total expenses	0.11%		0.11%		0.11%		0.09%		0.10%

Total expenses after fees waived and/or reimbursed	0.05%		0.05%		0.05%		0.05%		0.05%

Net investment income	1.99%		2.24%		1.96%		2.80%		2.55%

Supplemental Data
Net assets, end of year (000)	$5,170,776		$5,476,173		$3,948,559		$2,720,014		$1,645,042

Portfolio turnover rate	16	%(f)	7	%(f)	7	%(g)	12	%(h)	8	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

86	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund

	Institutional
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$21.69		$18.68		$16.55		$13.51		$14.99

Net investment income(a)	0.34		0.44		0.30		0.43		0.37
Net realized and unrealized gain (loss)	(4.32)		3.04		2.13		3.15		(1.53)

Net increase (decrease) from investment operations	(3.98)		3.48		2.43		3.58		(1.16)

Distributions(b)
From net investment income	(0.32)		(0.43)		(0.29)		(0.44)		(0.31)
From net realized gain	(0.03)		(0.04)		(0.01)		(0.10)		(0.01)

Total distributions	(0.35)		(0.47)		(0.30)		(0.54)		(0.32)

Net asset value, end of year	$17.36		$21.69		$18.68		$16.55		$13.51

Total Return(c)
Based on net asset value	(18.32)%		18.69%		14.98%		26.71%		(7.87)%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.16%		0.15%		0.16	%(e)

Total expenses after fees waived and/or reimbursed	0.10%		0.10%		0.10%		0.10%		0.10	%(e)

Net investment income	1.82%		2.14%		1.88%		2.78%		2.45%

Supplemental Data
Net assets, end of year (000)	$132,970		$161,630		$132,633		$111,105		$68,949

Portfolio turnover rate	11	%(f)	6	%(f)	6	%(g)	12	%(h)	11	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.15% and 0.10%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	87

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Investor A
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$21.63		$18.63		$16.51		$13.48		$14.96

Net investment income(a)	0.29		0.37		0.26		0.39		0.33
Net realized and unrealized gain (loss)	(4.30)		3.04		2.12		3.14		(1.52)

Net increase (decrease) from investment operations	(4.01)		3.41		2.38		3.53		(1.19)

Distributions(b)
From net investment income	(0.28)		(0.37)		(0.25)		(0.40)		(0.28)
From net realized gain	(0.03)		(0.04)		(0.01)		(0.10)		(0.01)

Total distributions	(0.31)		(0.41)		(0.26)		(0.50)		(0.29)

Net asset value, end of year	$17.31		$21.63		$18.63		$16.51		$13.48

Total Return(c)
Based on net asset value	(18.54)%		18.38%		14.67%		26.40%		(8.11)%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.44%		0.42	%(e)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.35%		0.35	%(e)

Net investment income	1.56%		1.81%		1.62%		2.53%		2.18%

Supplemental Data
Net assets, end of year (000)	$102,124		$119,705		$112,240		$138,397		$82,677

Portfolio turnover rate	11	%(f)	6	%(f)	6	%(g)	12	%(h)	11	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.41% and 0.35%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

88	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Investor P

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Period from 08/06/18 to 12/31/18	(a)

Net asset value, beginning of period	$21.61		$18.62		$16.50		$13.47		$15.30

Net investment income(b)	0.29		0.38		0.26		0.37		0.34
Net realized and unrealized gain (loss)	(4.29)		3.02		2.12		3.16		(2.00)

Net increase (decrease) from investment operations	(4.00)		3.40		2.38		3.53		(1.66)

Distributions(c)
From net investment income	(0.28)		(0.37)		(0.25)		(0.40)		(0.16)
From net realized gain	(0.03)		(0.04)		(0.01)		(0.10)		(0.01)

Total distributions	(0.31)		(0.41)		(0.26)		(0.50)		(0.17)

Net asset value, end of period	$17.30		$21.61		$18.62		$16.50		$13.47

Total Return(d)
Based on net asset value	(18.51)%		18.35%		14.67%		26.40%		(10.93	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41%		0.41%		0.41%		0.42%		0.39	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.35%		0.35%		0.34	%(g)(h)(i)

Net investment income	1.55%		1.87%		1.62%		2.41%		5.73	%(g)

Supplemental Data
Net assets, end of period (000)	$470,795		$592,827		$522,176		$473,345		$393,442

Portfolio turnover rate	11	%(j)	6	%(j)	6	%(k)	12	%(l)	11	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.34%, respectively.

(i)

Reorganization, offering, and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.34%, respectively.

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	89

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2050 Fund (continued)

	Class K
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$21.69		$18.68		$16.55		$13.51		$14.99

Net investment income(a)	0.35		0.46		0.31		0.43		0.38
Net realized and unrealized gain (loss)	(4.33)		3.03		2.13		3.16		(1.53)

Net increase (decrease) from investment operations	(3.98)		3.49		2.44		3.59		(1.15)

Distributions(b)
From net investment income	(0.33)		(0.44)		(0.30)		(0.45)		(0.32)
From net realized gain	(0.03)		(0.04)		(0.01)		(0.10)		(0.01)

Total distributions	(0.36)		(0.48)		(0.31)		(0.55)		(0.33)

Net asset value, end of year	$17.35		$21.69		$18.68		$16.55		$13.51

Total Return(c)
Based on net asset value	(18.33)%		18.75%		15.04%		26.77%		(7.82)%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.11%		0.09%		0.11	%(e)

Total expenses after fees waived and/or reimbursed	0.05%		0.05%		0.05%		0.05%		0.05	%(e)

Net investment income	1.88%		2.23%		1.97%		2.81%		2.57%

Supplemental Data
Net assets, end of year (000)	$4,892,212		$4,988,085		$3,567,402		$2,388,475		$1,420,616

Portfolio turnover rate	11	%(f)	6	%(f)	6	%(g)	12	%(h)	11	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes reorganization, offering, and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.10% and 0.05%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

90	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund

	Institutional
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$22.24		$19.12		$16.93		$13.77		$15.27

Net investment income(a)	0.34		0.46		0.31		0.42		0.38
Net realized and unrealized gain (loss)	(4.43)		3.11		2.19		3.24		(1.56)

Net increase (decrease) from investment operations	(4.09)		3.57		2.50		3.66		(1.18)

Distributions(b)
From net investment income	(0.33)		(0.43)		(0.30)		(0.44)		(0.32)
From net realized gain	(0.02)		(0.02)		(0.01)		(0.06)		—

Total distributions	(0.35)		(0.45)		(0.31)		(0.50)		(0.32)

Net asset value, end of year	$17.80		$22.24		$19.12		$16.93		$13.77

Total Return(c)
Based on net asset value	(18.38)%		18.76%		15.03%		26.75%		(7.83)%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.16%		0.16%		0.17%

Total expenses after fees waived and/or reimbursed	0.10%		0.10%		0.09%		0.09%		0.09%

Net investment income	1.79%		2.15%		1.89%		2.70%		2.49%

Supplemental Data
Net assets, end of year (000)	$111,511		$114,774		$89,290		$76,250		$60,993

Portfolio turnover rate	10	%(e)	6	%(e)	6	%(f)	12	%(g)	8	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Investor A
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$22.19		$19.07		$16.89		$13.74		$15.24

Net investment income(a)	0.29		0.38		0.26		0.40		0.34
Net realized and unrealized gain (loss)	(4.42)		3.14		2.19		3.22		(1.55)

Net increase (decrease) from investment operations	(4.13)		3.52		2.45		3.62		(1.21)

Distributions(b)
From net investment income	(0.28)		(0.38)		(0.26)		(0.41)		(0.29)
From net realized gain	(0.02)		(0.02)		(0.01)		(0.06)		—

Total distributions	(0.30)		(0.40)		(0.27)		(0.47)		(0.29)

Net asset value, end of year	$17.76		$22.19		$19.07		$16.89		$13.74

Total Return(c)
Based on net asset value	(18.59)%		18.51%		14.72%		26.46%		(8.08)%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.41%		0.43%		0.43%

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.34%		0.34%		0.34%

Net investment income	1.53%		1.82%		1.61%		2.57%		2.23%

Supplemental Data
Net assets, end of year (000)	$72,842		$84,965		$78,100		$78,919		$41,909

Portfolio turnover rate	10	%(e)	6	%(e)	6	%(f)	12	%(g)	8	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

92	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Investor P

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Period from 08/06/18 to 12/31/18	(a)

Net asset value, beginning of period	$22.16		$19.05		$16.88		$13.73		$15.60

Net investment income(b)	0.29		0.42		0.28		0.47		0.16
Net realized and unrealized gain (loss)	(4.41)		3.09		2.16		3.15		(1.87)

Net increase (decrease) from investment operations	(4.12)		3.51		2.44		3.62		(1.71)

Distributions(c)
From net investment income	(0.28)		(0.38)		(0.26)		(0.41)		(0.16)
From net realized gain	(0.02)		(0.02)		(0.01)		(0.06)		—

Total distributions	(0.30)		(0.40)		(0.27)		(0.47)		(0.16)

Net asset value, end of period	$17.74		$22.16		$19.05		$16.88		$13.73

Total Return(d)
Based on net asset value	(18.55)%		18.50%		14.69%		26.54%		(11.00	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41%		0.41%		0.42%		0.59%		0.37	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.34%		0.34%		0.32	%(g)(h)

Net investment income	1.56%		1.97%		1.74%		2.99%		2.63	%(g)

Supplemental Data
Net assets, end of period (000)	$7,427		$6,407		$3,826		$1,866		$209

Portfolio turnover rate	10	%(i)	6	%(i)	6	%(j)	12	%(k)	8	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Offering and board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.38% and 0.32%, respectively.

(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2055 Fund (continued)

	Class K
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$22.25		$19.12		$16.94		$13.77		$15.27

Net investment income(a)	0.35		0.48		0.32		0.45		0.40
Net realized and unrealized gain (loss)	(4.44)		3.11		2.18		3.23		(1.57)

Net increase (decrease) from investment operations	(4.09)		3.59		2.50		3.68		(1.17)

Distributions(b)
From net investment income	(0.33)		(0.44)		(0.31)		(0.45)		(0.33)
From net realized gain	(0.02)		(0.02)		(0.01)		(0.06)		—

Total distributions	(0.35)		(0.46)		(0.32)		(0.51)		(0.33)

Net asset value, end of year	$17.81		$22.25		$19.12		$16.94		$13.77

Total Return(c)
Based on net asset value	(18.33)%		18.87%		15.02%		26.89%		(7.79)%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.11%		0.09%		0.11%

Total expenses after fees waived and/or reimbursed	0.05%		0.05%		0.04%		0.04%		0.04%

Net investment income	1.85%		2.24%		1.98%		2.86%		2.60%

Supplemental Data
Net assets, end of year (000)	$3,178,027		$3,128,153		$2,124,200		$1,344,554		$716,634

Portfolio turnover rate	10	%(e)	6	%(e)	6	%(f)	12	%(g)	8	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(f)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(g)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

94	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund

	Institutional
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$19.82		$17.02		$15.06		$12.19		$13.50

Net investment income(a)	0.31		0.42		0.29		0.44		0.36
Net realized and unrealized gain (loss)	(3.96)		2.77		1.93		2.80		(1.40)

Net increase (decrease) from investment operations	(3.65)		3.19		2.22		3.24		(1.04)

Distributions from net investment income(b)	(0.29)		(0.39)		(0.26)		(0.37)		(0.27)

Net asset value, end of year	$15.88		$19.82		$17.02		$15.06		$12.19

Total Return(c)
Based on net asset value	(18.42)%		18.81%		15.02%		26.78%		(7.82)%

Ratios to Average Net Assets(d)
Total expenses	0.16%		0.16%		0.18%		0.29%		0.37	%(e)

Total expenses after fees waived and/or reimbursed	0.10%		0.10%		0.09%		0.09%		0.09	%(e)

Net investment income	1.81%		2.23%		1.96%		3.11%		2.68%

Supplemental Data
Net assets, end of year (000)	$37,045		$38,667		$22,343		$11,132		$2,773

Portfolio turnover rate	9	%(f)	6	%(f)	6	%(g)	11	%(h)	13	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes offering and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.34% and 0.09%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor A
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$19.77		$16.98		$15.03		$12.17		$13.48

Net investment income(a)	0.25		0.35		0.25		0.37		0.31
Net realized and unrealized gain (loss)	(3.93)		2.78		1.93		2.83		(1.38)

Net increase (decrease) from investment operations	(3.68)		3.13		2.18		3.20		(1.07)

Distributions from net investment income(b)	(0.24)		(0.34)		(0.23)		(0.34)		(0.24)

Net asset value, end of year	$15.85		$19.77		$16.98		$15.03		$12.17

Total Return(c)
Based on net asset value	(18.58)%		18.50%		14.71%		26.46%		(8.04)%

Ratios to Average Net Assets(d)
Total expenses	0.41%		0.41%		0.44%		0.57%		0.61	%(e)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.34%		0.34%		0.34	%(e)

Net investment income	1.50%		1.88%		1.71%		2.66%		2.29%

Supplemental Data
Net assets, end of year (000)	$18,405		$20,045		$14,564		$11,358		$4,371

Portfolio turnover rate	9	%(f)	6	%(f)	6	%(g)	11	%(h)	13	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes offering and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.58% and 0.34%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

96	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Investor P

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Period from 08/06/18 to 12/31/18	(a)

Net asset value, beginning of period	$19.76		$16.97		$15.03		$12.17		$13.81

Net investment income(b)	0.26		0.38		0.25		0.42		0.15
Net realized and unrealized gain (loss)	(3.93)		2.75		1.92		2.79		(1.65)

Net increase (decrease) from investment operations	(3.67)		3.13		2.17		3.21		(1.50)

Distributions from net investment income(c)	(0.25)		(0.34)		(0.23)		(0.35)		(0.14)

Net asset value, end of period	$15.84		$19.76		$16.97		$15.03		$12.17

Total Return(d)
Based on net asset value	(18.57)%		18.53%		14.65%		26.51%		(10.92	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.41%		0.41%		0.44%		0.65%		0.47	%(g)(h)(i)

Total expenses after fees waived and/or reimbursed	0.35%		0.35%		0.34%		0.34%		0.33	%(g)(h)(i)

Net investment income	1.57%		1.99%		1.74%		2.97%		2.86	%(g)

Supplemental Data
Net assets, end of period (000)	$9,663		$7,993		$4,675		$2,039		$259

Portfolio turnover rate	9	%(j)	6	%(j)	6	%(k)	11	%(l)	13	%(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Offering costs, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.49% and 0.33%, respectively.

(i)

Includes offering and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.46% and 0.33%, respectively.

(j)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(k)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(l)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2060 Fund (continued)

	Class K
	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Year Ended 12/31/19		Year Ended 12/31/18

Net asset value, beginning of year	$19.82		$17.03		$15.07		$12.19		$13.51

Net investment income(a)	0.31		0.43		0.29		0.42		0.36
Net realized and unrealized gain (loss)	(3.94)		2.76		1.94		2.84		(1.40)

Net increase (decrease) from investment operations	(3.63)		3.19		2.23		3.26		(1.04)

Distributions from net investment income(b)	(0.30)		(0.40)		(0.27)		(0.38)		(0.28)

Net asset value, end of year	$15.89		$19.82		$17.03		$15.07		$12.19

Total Return(c)
Based on net asset value	(18.32)%		18.80%		15.06%		26.92%		(7.84)%

Ratios to Average Net Assets(d)
Total expenses	0.11%		0.11%		0.13%		0.15%		0.24	%(e)

Total expenses after fees waived and/or reimbursed	0.05%		0.05%		0.04%		0.04%		0.04	%(e)

Net investment income	1.87%		2.28%		2.02%		2.98%		2.71%

Supplemental Data
Net assets, end of year (000)	$1,524,706		$1,283,329		$769,397		$386,113		$150,118

Portfolio turnover rate	9	%(f)	6	%(f)	6	%(g)	11	%(h)	13	%(h)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)

Includes offering and board realignment and consolidation costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.21% and 0.04%, respectively.

(f)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(g)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(h)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series, Total International ex U.S. Index Master Portfolio and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

98	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund

	Institutional

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$13.90		$11.92		$10.48		$10.00

Net investment income(b)	0.22		0.33		0.23		0.11
Net realized and unrealized gain (loss)	(2.77)		1.90		1.36		0.46

Net increase (decrease) from investment operations	(2.55)		2.23		1.59		0.57

Distributions from net investment income(c)	(0.19)		(0.25)		(0.15)		(0.09)

Net asset value, end of period	$11.16		$13.90		$11.92		$10.48

Total Return(d)
Based on net asset value	(18.30)%		18.74%		15.43%		5.71	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.17%		0.21%		0.50%		13.00	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.10%		0.09%		0.08%		0.11	%(g)

Net investment income	1.89%		2.50%		2.23%		6.26	%(g)

Supplemental Data
Net assets, end of period (000)	$10,487		$6,545		$1,360		$52

Portfolio turnover rate	8	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.41%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)

	Investor A

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$13.90		$11.92		$10.48		$10.00

Net investment income(b)	0.19		0.28		0.22		0.11
Net realized and unrealized gain (loss)	(2.77)		1.92		1.35		0.46

Net increase (decrease) from investment operations	(2.58)		2.20		1.57		0.57

Distributions from net investment income(c)	(0.17)		(0.22)		(0.13)		(0.09)

Net asset value, end of period	$11.15		$13.90		$11.92		$10.48

Total Return(d)
Based on net asset value	(18.56)%		18.48%		15.14%		5.67	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.42%		0.46%		2.02%		13.24	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35%		0.34%		0.34%		0.36	%(g)

Net investment income	1.61%		2.08%		2.10%		6.03	%(g)

Supplemental Data
Net assets, end of period (000)	$1,068		$523		$123		$53

Portfolio turnover rate	8	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.60%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

100	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)

	Investor P

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$13.89		$11.91		$10.48		$10.00

Net investment income(b)	0.19		0.36		0.20		0.11
Net realized and unrealized gain (loss)	(2.76)		1.84		1.36		0.46

Net increase (decrease) from investment operations	(2.57)		2.20		1.56		0.57

Distributions from net investment income(c)	(0.17)		(0.22)		(0.13)		(0.09)

Net asset value, end of period	$11.15		$13.89		$11.91		$10.48

Total Return(d)
Based on net asset value	(18.51)%		18.52%		15.12%		5.67	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.42%		0.46%		1.00%		13.25	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.35%		0.34%		0.33%		0.36	%(g)

Net investment income	1.61%		2.68%		1.86%		6.01	%(g)

Supplemental Data
Net assets, end of period (000)	$4,283		$3,022		$532		$52

Portfolio turnover rate	8	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 44.67%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock LifePath® Index 2065 Fund (continued)

	Class K

	Year Ended 12/31/22		Year Ended 12/31/21		Year Ended 12/31/20		Period from 10/30/19 to 12/31/19	(a)

Net asset value, beginning of period	$13.91		$11.92		$10.48		$10.00

Net investment income(b)	0.22		0.36		0.24		0.12
Net realized and unrealized gain (loss)	(2.77)		1.88		1.36		0.45

Net increase (decrease) from investment operations	(2.55)		2.24		1.60		0.57

Distributions from net investment income(c)	(0.20)		(0.25)		(0.16)		(0.09)

Net asset value, end of period	$11.16		$13.91		$11.92		$10.48

Total Return(d)
Based on net asset value	(18.32)%		18.87%		15.47%		5.72	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.12%		0.16%		0.79%		11.12	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.05%		0.04%		0.03%		0.06	%(g)

Net investment income	1.92%		2.67%		2.32%		7.08	%(g)

Supplemental Data
Net assets, end of period (000)	$234,115		$123,833		$23,104		$1,940

Portfolio turnover rate	8	%(i)	9	%(i)	48	%(j)	1	%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit, offering and organization costs were not annualized in the calculation of expense ratios. If these expenses were annualized, the total expenses would have been 35.79%.
(i)	Includes the purchases and sales of the underlying funds and the Underlying Master Portfolios.
(j)

From January 1, 2020 through March 1, 2020, the rate includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and the Underlying Master Portfolios. Beginning March 2, 2020, the rate includes the LifePath Index Fund’s purchases and sales of the underlying funds and the Underlying Master Portfolios.

(k)

Includes the LifePath Index Master Portfolio’s purchases and sales of the underlying funds and Large Cap Index Master Portfolio, Master Small Cap Index Series and U.S. Total Bond Index Master Portfolio.

See notes to financial statements.

102	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock LifePath® Index Retirement Fund	LifePath Index Retirement Fund	Diversified
BlackRock LifePath® Index 2025 Fund	LifePath Index 2025 Fund	Diversified
BlackRock LifePath® Index 2030 Fund	LifePath Index 2030 Fund	Diversified
BlackRock LifePath® Index 2035 Fund	LifePath Index 2035 Fund	Diversified
BlackRock LifePath® Index 2040 Fund	LifePath Index 2040 Fund	Diversified
BlackRock LifePath® Index 2045 Fund	LifePath Index 2045 Fund	Diversified
BlackRock LifePath® Index 2050 Fund	LifePath Index 2050 Fund	Diversified
BlackRock LifePath® Index 2055 Fund	LifePath Index 2055 Fund	Diversified
BlackRock LifePath® Index 2060 Fund	LifePath Index 2060 Fund	Diversified
BlackRock LifePath® Index 2065 Fund	LifePath Index 2065 Fund	Diversified

As of period end, the investment of LifePath Index Retirement Fund, LifePath Index 2025 Fund, LifePath Index 2030 Fund, LifePath Index 2035 Fund, LifePath Index 2040 Fund, LifePath Index 2045 Fund, LifePath Index 2050 Fund, LifePath Index 2055 Fund, LifePath Index 2060 Fund and LifePath Index 2065 Fund in Large Cap Index Master Portfolio represented 20.7%, 24.5%, 32.5%, 39.8%, 46.8%, 53.0%, 56.6%, 57.6%, 57.6% and 57.6%, respectively, of net assets. As such, financial statements of Large Cap Index Master Portfolio, including the Schedules of Investments, should be read in conjunction with each respective Fund’s financial statements. Large Cap Index Master Portfolio’s financial statements are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at sec.gov.

The Funds will generally invest in other registered investment companies (each, an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates, which are affiliates of the Funds. The Funds may also invest in other master portfolios (“Underlying Master Portfolios”) that are managed by subsidiaries of BlackRock.

The value of a Fund’s investment in Large Cap Index Master Portfolio and Master Small Cap Index Series reflects that Fund’s proportionate interest in the net assets of that master portfolio. As of period end, the Funds held interests in Underlying Master Portfolios as follows:

Fund Name	Large Cap Index Master Portfolio	Master Small Cap Index Series

LifePath Index Retirement Fund	6.5%	6.1%
LifePath Index 2025 Fund	6.4	4.7
LifePath Index 2030 Fund	14.3	6.4
LifePath Index 2035 Fund	11.8	3.4
LifePath Index 2040 Fund	18.1	3.2
LifePath Index 2045 Fund	12.6	1.6
LifePath Index 2050 Fund	13.9	1.6
LifePath Index 2055 Fund	8.5	1.0
LifePath Index 2060 Fund	4.0	0.5
LifePath Index 2065 Fund	0.6	0.1

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries. Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Investor A and Class K Shares	No	No		None
Investor P Shares	Yes	No	(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and

N O T E S T O F I N A N C I A L S T A T E M E N T S	103

Notes to Financial Statements    (continued)

liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Each Fund records daily its proportionate share of the Large Cap Index Master Portfolio and Master Small Cap Index Series income, expenses and realized and unrealized gains and losses.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of each Fund (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	The Funds record their proportionate investment in the Underlying Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Underlying Master Portfolios.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

104	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements    (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of December 31, 2022, certain investments of the Funds were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

LifePath Index Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
LifePath Index 2025 Fund
BNP Paribas SA	$1,339,232	$(1,339,232)	$—		$—
J.P. Morgan Securities LLC	8,195,880	(8,195,880)	—		—
Mizuho Securities USA LLC	4,960,316	(4,960,316)	—		—
Morgan Stanley	17,676,552	(17,676,552)	—		—
Scotia Capital (USA), Inc.	74,508	(74,508)	—		—
Toronto-Dominion Bank	557,533	(557,533)	—		—
Wells Fargo Bank N.A.	2,055,028	(2,055,028)	—		—

	$34,859,049	$(34,859,049)	$—		$—

LifePath Index 2035 Fund
Wells Fargo Bank N.A.	$109,972	$(109,972)	$—		$—

LifePath Index 2045 Fund
J.P. Morgan Securities LLC	$5,788	$(5,788)	$—		$—
Morgan Stanley	2,471,476	(2,471,476)	—		—
RBC Capital Markets LLC	17,335,060	(17,335,060)	—		—
Toronto-Dominion Bank	213	(213)	—		—
Virtu Americas LLC	98,396	(98,396)	—		—
Wells Fargo Bank N.A.	2,001,072	(2,001,072)	—		—

	$21,912,005	$(21,912,005)	$—		$—

LifePath Index 2050 Fund
BNP Paribas SA	$63,668	$(63,668)	$—		$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	105

Notes to Financial Statements    (continued)

LifePath Index Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
LifePath Index 2050 Fund (continued)
J.P. Morgan Securities LLC	$44,594,572	$(44,594,572)	$—		$—
Mizuho Securities USA LLC	1,603,276	(1,603,276)	—		—
Morgan Stanley	167,852	(167,852)	—		—
Toronto-Dominion Bank	7,877	(7,877)	—		—
Wells Fargo Bank N.A	234,168	(234,168)	—		—

	$46,671,413	$(46,671,413)	$—		$—

LifePath Index 2055 Fund
Jefferies LLC	$57,880	$(57,880)	$—		$—
Toronto-Dominion Bank	266,248,000	(266,248,000)	—		—
Virtu Americas LLC	931,868	(931,868)	—		—

	$267,237,748	$(267,237,748)	$—		$—

LifePath Index 2060 Fund
Barclays Bank PLC	$1,585,912	$(1,585,912)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with BFA, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to 0.05% of the average daily value of each Fund’s net assets.

Service Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”),an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of each Fund’s Investor A and Investor P Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

For the year ended December 31, 2022, the following table shows the class specific service fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor P	Total
LifePath Index Retirement Fund	$488,817	$5,423,239	$ 5,912,056
LifePath Index 2025 Fund	302,311	234,198	536,509
LifePath Index 2030 Fund	493,570	4,635,478	5,129,048
LifePath Index 2035 Fund	327,390	105,124	432,514
LifePath Index 2040 Fund	374,569	3,811,576	4,186,145
LifePath Index 2045 Fund	266,825	31,174	297,999
LifePath Index 2050 Fund	266,359	1,255,314	1,521,673
LifePath Index 2055 Fund	187,157	16,450	203,607
LifePath Index 2060 Fund	46,054	21,258	67,312
LifePath Index 2065 Fund	1,837	8,912	10,749

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, wholly-owned subsidiary of BlackRock, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.09% based on the average daily net assets of each Fund’s Institutional, Investor A and Investor P Shares and 0.04% of the average daily net assets of each Fund’s Class K Shares.

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance. BAL may delegate certain of its administration duties to sub-administrators.

106	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements    (continued)

For the year ended December 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor P	Class K	Total
LifePath Index Retirement Fund	$384,876	$175,974	$1,952,366	$2,042,082	$4,555,298
LifePath Index 2025 Fund	174,937	108,832	84,311	2,345,140	2,713,220
LifePath Index 2030 Fund	482,979	177,686	1,668,772	3,118,212	5,447,649
LifePath Index 2035 Fund	158,492	117,860	37,845	2,593,638	2,907,835
LifePath Index 2040 Fund	554,254	134,845	1,372,167	2,664,181	4,725,447
LifePath Index 2045 Fund	129,055	96,057	11,223	2,049,392	2,285,727
LifePath Index 2050 Fund	114,518	95,889	451,913	1,901,205	2,563,525
LifePath Index 2055 Fund	95,939	67,376	5,922	1,209,998	1,379,235
LifePath Index 2060 Fund	29,444	16,579	7,653	539,592	593,268
LifePath Index 2065 Fund	7,453	661	3,208	68,799	80,121

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2022, the Funds did not pay any amounts to affiliates in return for these services.

Other Fees: For the year ended December 31, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor P Shares as follows:

Fund Name	Investor P
LifePath Index Retirement Fund	$101,220
LifePath Index 2025 Fund	29,248
LifePath Index 2030 Fund	110,616
LifePath Index 2035 Fund	17,102
LifePath Index 2040 Fund	117,156
LifePath Index 2045 Fund	7,208
LifePath Index 2050 Fund	59,621
LifePath Index 2055 Fund	5,152
LifePath Index 2060 Fund	5,592
LifePath Index 2065 Fund	2,008

For the year ended December 31, 2022, affiliates received CDSCs as follows:

Fund Name	Investor P
LifePath Index Retirement Fund	$3,164
LifePath Index 2025 Fund	731
LifePath Index 2030 Fund	860
LifePath Index 2035 Fund	849
LifePath Index 2040 Fund	58

Expense Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to BFA indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$5,906
LifePath Index 2025 Fund	6,506
LifePath Index 2030 Fund	12,678
LifePath Index 2035 Fund	9,684
LifePath Index 2040 Fund	12,740
LifePath Index 2045 Fund	8,662
LifePath Index 2050 Fund	9,264
LifePath Index 2055 Fund	5,896
LifePath Index 2060 Fund	2,998
LifePath Index 2065 Fund	556

The Manager and the Administrator have contractually agreed to reimburse each Fund for acquired fund fees and expenses up to a maximum amount equal to the combined investment advisory fee and administration fee of each share class through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Funds. These amounts are included in fees waived and/or reimbursed by the

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Notes to Financial Statements    (continued)

Administrator/Manager in the Statements of Operations. For the year ended December 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

LifePath Index Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$3,477,563
LifePath Index 2025 Fund	2,909,113
LifePath Index 2030 Fund	5,260,689
LifePath Index 2035 Fund	3,724,189
LifePath Index 2040 Fund	5,146,262
LifePath Index 2045 Fund	3,214,583
LifePath Index 2050 Fund	3,306,351
LifePath Index 2055 Fund	1,937,993
LifePath Index 2060 Fund	857,619
LifePath Index 2065 Fund	115,283

The fees and expenses of the Funds’ Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. Each of BAL and BFA has contractually agreed to reimburse the Funds or provide an offsetting credit for such independent expenses through June 30, 2032. These amounts are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended December 31, 2022, the amounts waived were as follows:

Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
LifePath Index Retirement Fund	$76,535
LifePath Index 2025 Fund	65,143
LifePath Index 2030 Fund	100,776
LifePath Index 2035 Fund	74,240
LifePath Index 2040 Fund	86,264
LifePath Index 2045 Fund	63,220
LifePath Index 2050 Fund	64,041
LifePath Index 2055 Fund	49,864
LifePath Index 2060 Fund	36,546
LifePath Index 2065 Fund	28,426

Securities Lending: The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended December 31, 2022, each Fund paid BTC the following amounts for securities lending agent services:

Fund Name	Amounts
LifePath Index Retirement Fund	$28,442
LifePath Index 2025 Fund	27,523
LifePath Index 2030 Fund	41,792
LifePath Index 2035 Fund	54,269
LifePath Index 2040 Fund	45,536
LifePath Index 2045 Fund	19,752
LifePath Index 2050 Fund	22,401

108	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements    (continued)

Fund Name	Amounts
LifePath Index 2055 Fund	$20,204
LifePath Index 2060 Fund	1,809

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended December 31, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by the Manager or an affiliate. The income earned on these temporary cash investments is shown as income-affiliated in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

LifePath Index Fund Name	Purchases	Sales	Net Realized Gain (Loss)
LifePath Index Retirement Fund	$5,981,234	$—	$—
LifePath Index 2025 Fund	5,422,815	—	—
LifePath Index 2030 Fund	6,473,833	—	—
LifePath Index 2045 Fund	—	2,410,591	(418,902)
LifePath Index 2050 Fund	—	9,580,715	(1,668,520)
LifePath Index 2055 Fund	—	4,436,678	(797,100)
LifePath Index 2060 Fund	—	1,448,370	(266,105)

6.	PURCHASES AND SALES

For the year ended December 31, 2022, purchases and sales of investments in the Underlying Funds and the Underlying Master Portfolios, excluding short-term securities, were as follows:

LifePath Index Fund Name	Purchases	Sales
LifePath Index Retirement Fund	$5,590,736,334	$6,005,903,239
LifePath Index 2025 Fund	4,156,785,844	3,978,086,440
LifePath Index 2030 Fund	5,860,925,252	5,163,923,627
LifePath Index 2035 Fund	3,561,346,461	2,693,203,198
LifePath Index 2040 Fund	3,493,163,814	2,579,043,026
LifePath Index 2045 Fund	1,657,578,338	868,813,988
LifePath Index 2050 Fund	1,512,452,892	621,090,902
LifePath Index 2055 Fund	1,033,220,440	332,228,341
LifePath Index 2060 Fund	645,373,441	126,791,692
LifePath Index 2065 Fund	163,136,844	14,468,739

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	109

Notes to Financial Statements    (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to the timing and recognition of partnership income were reclassified to the following accounts:

Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
LifePath Index Retirement Fund	$(286,600,286)	$286,600,286
LifePath Index 2025 Fund	(249,207,780)	249,207,780
LifePath Index 2030 Fund	(292,555,376)	292,555,376
LifePath Index 2035 Fund	(143,759,425)	143,759,425
LifePath Index 2040 Fund	(109,678,483)	109,678,483
LifePath Index 2045 Fund	(2,229,809)	2,229,809
LifePath Index 2050 Fund	(373,590)	373,590
LifePath Index 2055 Fund	(27,921)	27,921
LifePath Index 2060 Fund	(72,981)	72,981
LifePath Index 2065 Fund	(3,690)	3,690

The tax character of distributions paid was as follows:

Fund Name	Year Ended 12/31/22	Year Ended 12/31/21
LifePath Index Retirement Fund
Ordinary income	$182,042,140	$200,209,120
Long-term capital gains	11,551,127	52,858,441

	$193,593,267	$253,067,561

LifePath Index 2025 Fund
Ordinary income	$148,841,260	$147,248,029
Long-term capital gains	2,152,536	24,577,216

	$150,993,796	$171,825,245

LifePath Index 2030 Fund
Ordinary income	$234,391,038	$248,476,242
Long-term capital gains	12,590,478	38,494,037

	$246,981,516	$286,970,279

LifePath Index 2035 Fund
Ordinary income	$151,313,926	$156,838,083
Long-term capital gains	6,492,265	12,862,754

	$157,806,191	$169,700,837

LifePath Index 2040 Fund
Ordinary income	$183,767,426	$209,581,940
Long-term capital gains	11,306,340	19,016,361

	$195,073,766	$228,598,301

LifePath Index 2045 Fund
Ordinary income	$106,126,708	$119,639,618
Long-term capital gains	—	10,980,886

	$106,126,708	$130,620,504

LifePath Index 2050 Fund
Ordinary income	$102,970,542	$118,911,237
Long-term capital gains	5,135,862	4,161,410

	$108,106,404	$123,072,647

LifePath Index 2055 Fund
Ordinary income	$60,106,403	$65,970,226
Long-term capital gains	2,358,195	—

	$62,464,598	$65,970,226

LifePath Index 2060 Fund
Ordinary income	$26,091,355	$25,367,825

LifePath Index 2065 Fund
Ordinary income	$3,523,280	$1,890,207

110	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements    (continued)

As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:

Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
LifePath Index Retirement Fund	$2,492,199	$(20,173,526)	$640,069,256	$622,387,929
LifePath Index 2025 Fund	1,661,169	(46,501,338)	476,131,151	431,290,982
LifePath Index 2030 Fund	3,015,888	(65,425,453)	937,430,838	875,021,273
LifePath Index 2035 Fund	1,952,879	(51,220,292)	561,226,738	511,959,325
LifePath Index 2040 Fund	2,870,385	(46,055,655)	999,258,201	956,072,931
LifePath Index 2045 Fund	1,709,772	(51,270,303)	481,538,912	431,978,381
LifePath Index 2050 Fund	1,875,467	(25,669,559)	524,693,391	500,899,299
LifePath Index 2055 Fund	994,426	(14,249,416)	210,693,897	197,438,907
LifePath Index 2060 Fund	50,587	(16,772,376)	20,606,756	3,884,967
LifePath Index 2065 Fund	9,283	(16,347,800)	(6,566,131)	(22,904,648)

(a)	Amounts available to offset future realized capital gains.
(b)	The difference between book-basis and tax-basis net unrealized gains was attributable primarily to tax deferral of losses on wash sales and the timing and recognition of partnership income.

As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
LifePath Index Retirement Fund	$6,538,839,111	$672,174,301	$(32,105,045)	$640,069,256
LifePath Index 2025 Fund	5,530,972,628	480,037,931	(3,906,780)	476,131,151
LifePath Index 2030 Fund	9,136,552,404	1,042,115,927	(104,685,089)	937,430,838
LifePath Index 2035 Fund	6,243,257,518	633,540,200	(72,313,462)	561,226,738
LifePath Index 2040 Fund	7,845,152,098	1,153,065,474	(153,807,273)	999,258,201
LifePath Index 2045 Fund	4,978,807,386	572,532,013	(90,993,101)	481,538,912
LifePath Index 2050 Fund	5,125,924,738	612,234,261	(87,540,870)	524,693,391
LifePath Index 2055 Fund	3,434,169,556	274,396,952	(63,703,055)	210,693,897
LifePath Index 2060 Fund	1,571,216,959	65,527,415	(44,920,659)	20,606,756
LifePath Index 2065 Fund	257,443,024	—	(6,566,131)	(6,566,131)

8.	BANK BORROWINGS

The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Funds did not borrow under the credit agreement.

9.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

N O T E S T O F I N A N C I A L S T A T E M E N T S	111

Notes to Financial Statements    (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index Retirement Fund
Institutional
Shares sold	3,322,518	$43,530,873	3,751,788	$54,792,998
Shares issued in reinvestment of distributions	846,945	10,520,725	1,031,009	15,134,459
Shares redeemed	(9,000,036)	(119,357,990)	(7,075,257)	(103,279,309)

	(4,830,573)	$(65,306,392)	(2,292,460)	$(33,351,852)

Investor A
Shares sold	3,605,143	$46,130,749	3,308,198	$48,377,947
Shares issued in reinvestment of distributions	348,501	4,316,056	426,845	6,260,739
Shares redeemed	(5,647,114)	(72,248,031)	(6,015,284)	(88,450,956)

	(1,693,470)	$(21,801,226)	(2,280,241)	$(33,812,270)

Investor P
Shares sold	5,940,386	$78,449,437	9,337,906	$136,349,301
Shares issued in reinvestment of distributions	3,898,016	48,248,020	4,567,973	66,953,936
Shares redeemed	(27,659,511)	(356,120,953)	(21,339,515)	(311,869,651)

	(17,821,109)	$(229,423,496)	(7,433,636)	$(108,566,414)

Class K
Shares sold	81,626,120	$1,082,601,220	95,303,751	$1,396,969,047
Shares issued in reinvestment of distributions	10,505,243	130,316,225	11,208,598	164,483,301
Shares redeemed	(94,074,425)	(1,228,012,734)	(91,038,339)	(1,335,140,269)

	(1,943,062)	$(15,095,289)	15,474,010	$226,312,079

	(26,288,214)	$(331,626,403)	3,467,673	$50,581,543

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2025 Fund
Institutional
Shares sold	2,914,599	$42,322,635	3,108,606	$50,467,119
Shares issued in reinvestment of distributions	331,529	4,584,259	342,302	5,617,714
Shares redeemed	(3,459,810)	(50,862,950)	(3,889,288)	(63,061,445)

	(213,682)	$(3,956,056)	(438,380)	$(6,976,612)

112	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements    (continued)

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts

LifePath Index 2025 Fund (continued)
Investor A
Shares sold	1,121,924	$16,522,275	2,223,904	$36,068,232
Shares issued in reinvestment of distributions	177,710	2,455,027	214,867	3,521,034
Shares redeemed	(2,526,356)	(37,060,750)	(4,176,751)	(68,590,249)

	(1,226,722)	$(18,083,448)	(1,737,980)	$(29,000,983)

Investor P
Shares sold	1,662,719	$24,849,590	2,624,830	$42,825,132
Shares issued in reinvestment of distributions	145,042	1,996,089	124,696	2,043,400
Shares redeemed	(1,456,618)	(20,953,206)	(788,161)	(12,878,946)

	351,143	$5,892,473	1,961,365	$31,989,586

Class K
Shares sold	85,855,261	$1,260,937,785	106,844,489	$1,745,955,793
Shares issued in reinvestment of distributions	10,257,345	141,861,605	9,777,868	160,551,824
Shares redeemed	(78,400,268)	(1,142,842,420)	(73,909,800)	(1,210,355,839)

	17,712,338	$259,956,970	42,712,557	$696,151,778

	16,623,077	$243,809,939	42,497,562	$692,163,769

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2030 Fund
Institutional
Shares sold	4,157,741	$63,924,543	4,179,948	$71,692,699
Shares issued in reinvestment of distributions	867,050	12,609,861	975,586	17,003,935
Shares redeemed	(7,374,492)	(118,297,753)	(5,213,017)	(89,488,029)

	(2,349,701)	$(41,763,349)	(57,483)	$(791,395)

Investor A
Shares sold	2,949,627	$45,073,937	2,675,123	$45,995,725
Shares issued in reinvestment of distributions	278,850	4,050,078	330,252	5,756,812
Shares redeemed	(3,990,230)	(61,098,454)	(5,101,834)	(88,782,944)

	(761,753)	$(11,974,439)	(2,096,459)	$(37,030,407)

Investor P
Shares sold	4,935,905	$76,741,580	6,264,215	$107,815,062
Shares issued in reinvestment of distributions	2,660,021	38,593,592	2,954,072	51,479,618
Shares redeemed	(14,951,026)	(229,599,930)	(14,139,724)	(243,036,439)

	(7,355,100)	$(114,264,758)	(4,921,437)	$(83,741,759)

Class K
Shares sold	121,463,311	$1,883,996,167	121,837,778	$2,101,533,352
Shares issued in reinvestment of distributions	13,205,336	191,673,950	12,206,714	212,627,649
Shares redeemed	(71,788,403)	(1,101,453,243)	(61,483,228)	(1,063,947,767)

	62,880,244	$974,216,874	72,561,264	$1,250,213,234

	52,413,690	$806,214,328	65,485,885	$1,128,649,673

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts

LifePath Index 2035 Fund
Institutional
Shares sold	2,753,122	$45,228,753	2,579,797	$47,053,215
Shares issued in reinvestment of distributions	257,378	3,971,855	244,649	4,557,207
Shares redeemed	(1,974,197)	(32,963,307)	(2,029,057)	(36,810,681)

	1,036,303	$16,237,301	795,389	$14,799,741

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Notes to Financial Statements    (continued)

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2035 Fund (continued)
Investor A
Shares sold	1,748,081	$28,952,854	2,225,554	$40,603,091
Shares issued in reinvestment of distributions	165,138	2,540,944	188,101	3,493,199
Shares redeemed	(2,233,800)	(36,590,795)	(4,152,161)	(76,828,765)

	(320,581)	$(5,096,997)	(1,738,506)	$(32,732,475)

Investor P
Shares sold	886,096	$14,864,811	975,399	$17,876,124
Shares issued in reinvestment of distributions	55,923	857,070	43,616	811,372
Shares redeemed	(471,153)	(7,608,330)	(214,963)	(3,932,413)

	470,866	$8,113,551	804,052	$14,755,083

Class K
Shares sold	99,466,782	$1,642,593,394	102,251,869	$1,874,324,832
Shares issued in reinvestment of distributions	9,760,185	150,380,730	8,637,481	160,798,184
Shares redeemed	(53,246,888)	(871,529,169)	(48,316,467)	(889,731,910)

	55,980,079	$921,444,955	62,572,883	$1,145,391,106

	57,166,667	$940,698,810	62,433,818	$1,142,213,455

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2040 Fund
Institutional
Shares sold	3,980,851	$68,817,594	3,990,720	$76,317,755
Shares issued in reinvestment of distributions	824,339	13,278,142	885,176	17,358,012
Shares redeemed	(4,669,829)	(84,499,843)	(4,795,998)	(91,196,006)

	135,361	$(2,404,107)	79,898	$2,479,761

Investor A
Shares sold	2,431,747	$41,365,509	2,149,241	$40,966,655
Shares issued in reinvestment of distributions	171,835	2,759,877	204,347	4,002,391
Shares redeemed	(2,939,625)	(50,274,558)	(3,354,215)	(65,007,062)

	(336,043)	$(6,149,172)	(1,000,627)	$(20,038,016)

Investor P
Shares sold	4,253,821	$73,608,165	4,718,137	$90,279,276
Shares issued in reinvestment of distributions	1,797,985	28,829,663	1,975,787	38,704,069
Shares redeemed	(8,061,637)	(138,737,403)	(8,744,820)	(167,059,012)

	(2,009,831)	$(36,299,575)	(2,050,896)	$(38,075,667)

Class K
Shares sold	96,958,558	$1,681,275,525	88,270,697	$1,694,773,272
Shares issued in reinvestment of distributions	9,331,202	150,176,717	8,589,820	168,487,588
Shares redeemed	(44,419,515)	(761,636,913)	(45,490,602)	(878,836,418)

	61,870,245	$1,069,815,329	51,369,915	$984,424,442

	59,659,732	$1,024,962,475	48,398,290	$928,790,520

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund
Institutional
Shares sold	2,369,625	$42,552,614	1,800,579	$36,025,831
Shares issued in reinvestment of distributions	164,210	2,767,676	173,783	3,582,921
Shares redeemed	(1,454,300)	(26,565,926)	(1,626,651)	(32,140,028)

	1,079,535	$18,754,364	347,711	$7,468,724

114	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2045 Fund (continued)
Investor A
Shares sold	1,442,972	$25,997,776	1,641,743	$32,791,396
Shares issued in reinvestment of distributions	104,093	1,748,465	128,467	2,643,449
Shares redeemed	(1,276,785)	(22,802,370)	(3,039,874)	(61,817,335)

	270,280	$4,943,871	(1,269,664)	$(26,382,490)

Investor P
Shares sold	332,033	$5,964,077	200,755	$3,984,750
Shares issued in reinvestment of distributions	12,925	216,147	11,882	244,726
Shares redeemed	(95,012)	(1,689,100)	(53,022)	(1,055,025)

	249,946	$4,491,124	159,615	$3,174,451

Class K
Shares sold	75,212,536	$1,362,339,830	71,955,684	$1,449,065,948
Shares issued in reinvestment of distributions	6,009,379	101,367,050	6,014,683	124,109,443
Shares redeemed	(35,353,975)	(635,082,318)	(33,609,340)	(681,384,304)

	45,867,940	$828,624,562	44,361,027	$891,791,087

	47,467,701	$856,813,921	43,598,689	$876,051,772

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2050 Fund
Institutional
Shares sold	2,549,671	$47,196,152	2,103,979	$43,339,523
Shares issued in reinvestment of distributions	142,969	2,472,803	158,110	3,355,283
Shares redeemed	(2,483,297)	(49,523,550)	(1,910,826)	(38,813,495)

	209,343	$145,405	351,263	$7,881,311

Investor A
Shares sold	1,642,174	$30,560,874	1,717,133	$35,062,088
Shares issued in reinvestment of distributions	101,874	1,755,763	112,836	2,389,213
Shares redeemed	(1,378,442)	(25,187,158)	(2,321,226)	(48,704,036)

	365,606	$7,129,479	(491,257)	$(11,252,735)

Investor P
Shares sold	1,976,270	$36,586,198	2,049,756	$42,144,734
Shares issued in reinvestment of distributions	480,520	8,268,056	533,333	11,296,633
Shares redeemed	(2,665,469)	(49,477,023)	(3,206,097)	(65,467,384)

	(208,679)	$(4,622,769)	(623,008)	$(12,026,017)

Class K
Shares sold	77,649,004	$1,444,251,749	63,867,577	$1,318,753,038
Shares issued in reinvestment of distributions	5,528,115	95,596,203	4,996,672	106,010,358
Shares redeemed	(31,260,519)	(575,870,895)	(29,867,183)	(621,128,143)

	51,916,600	$963,977,057	38,997,066	$803,635,253

	52,282,870	$966,629,172	38,234,064	$788,237,812

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund
Institutional
Shares sold	2,009,247	$38,207,124	1,482,520	$31,197,391
Shares issued in reinvestment of distributions	113,929	2,021,394	104,120	2,261,929
Shares redeemed	(1,019,871)	(19,744,592)	(1,097,199)	(23,014,442)

	1,103,305	$20,483,926	489,441	$10,444,878

N O T E S T O F I N A N C I A L S T A T E M E N T S	115

Notes to Financial Statements  (continued)

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2055 Fund (continued)
Investor A
Shares sold	1,291,592	$24,562,840	1,497,344	$31,505,420
Shares issued in reinvestment of distributions	67,032	1,184,678	72,213	1,566,891
Shares redeemed	(1,086,906)	(20,502,064)	(1,835,688)	(39,338,925)

	271,718	$5,245,454	(266,131)	$(6,266,614)

Investor P
Shares sold	182,330	$3,471,328	113,419	$2,399,786
Shares issued in reinvestment of distributions	6,154	108,363	4,717	102,543
Shares redeemed	(58,828)	(1,144,957)	(29,875)	(643,323)

	129,656	$2,434,734	88,261	$1,859,006

Class K
Shares sold	56,009,618	$1,063,826,989	45,561,411	$964,096,968
Shares issued in reinvestment of distributions	3,334,326	59,140,706	2,853,130	62,027,536
Shares redeemed	(21,483,115)	(407,089,730)	(18,897,485)	(401,956,984)

	37,860,829	$715,877,965	29,517,056	$624,167,520

	39,365,508	$744,042,079	29,828,627	$630,204,790

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2060 Fund
Institutional
Shares sold	1,165,233	$19,757,610	1,031,864	$19,316,851
Shares issued in reinvestment of distributions	37,260	589,744	36,600	709,121
Shares redeemed	(821,676)	(14,856,646)	(429,706)	(8,087,217)

	380,817	$5,490,708	638,758	$11,938,755

Investor A
Shares sold	611,741	$10,432,997	628,940	$11,671,091
Shares issued in reinvestment of distributions	16,739	264,515	18,250	352,818
Shares redeemed	(481,250)	(8,096,533)	(490,783)	(9,371,287)

	147,230	$2,600,979	156,407	$2,652,622

Investor P
Shares sold	242,109	$4,067,449	179,361	$3,356,099
Shares issued in reinvestment of distributions	8,303	130,624	6,398	123,945
Shares redeemed	(44,815)	(760,572)	(56,585)	(1,061,959)

	205,597	$3,437,501	129,174	$2,418,085

Class K
Shares sold	42,004,196	$708,721,150	28,994,517	$546,224,454
Shares issued in reinvestment of distributions	1,586,196	25,099,571	1,248,079	24,174,378
Shares redeemed	(12,378,777)	(207,392,538)	(10,686,119)	(203,088,909)

	31,211,615	$526,428,183	19,556,477	$367,309,923

	31,945,259	$537,957,371	20,480,816	$384,319,385

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund
Institutional
Shares sold	625,634	$7,469,198	406,790	$5,358,025
Shares issued in reinvestment of distributions	13,729	152,414	6,972	95,113
Shares redeemed	(170,329)	(2,015,415)	(57,121)	(766,522)

	469,034	$5,606,197	356,641	$4,686,616

116	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (continued)

	Year Ended 12/31/22		Year Ended 12/31/21
LifePath Index Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
LifePath Index 2065 Fund (continued)
Investor A
Shares sold	65,917	$775,993	47,080	$626,809
Shares issued in reinvestment of distributions	1,006	11,133	419	5,736
Shares redeemed	(8,793)	(104,679)	(20,262)	(273,274)

	58,130	$682,447	27,237	$359,271

Investor P
Shares sold	206,328	$2,453,467	181,793	$2,433,004
Shares issued in reinvestment of distributions	4,901	54,187	2,616	35,855
Shares redeemed	(44,565)	(532,125)	(11,511)	(147,778)

	166,664	$1,975,529	172,898	$2,321,081

Class K
Shares sold	14,667,722	$173,015,046	8,743,994	$116,589,057
Shares issued in reinvestment of distributions	296,267	3,285,680	126,418	1,728,646
Shares redeemed	(2,892,871)	(33,746,649)	(1,902,794)	(25,481,943)

	12,071,118	$142,554,077	6,967,618	$92,835,760

	12,764,946	$150,818,250	7,524,394	$100,202,728

As of December 31, 2022, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Fund Name	Institutional	Investor A	Investor P	Class K
LifePath Index Retirement Fund	—	—	32,483	—
LifePath Index 2025 Fund	—	—	14,948	—
LifePath Index 2030 Fund	—	—	14,524	—
LifePath Index 2035 Fund	—	—	14,025	—
LifePath Index 2040 Fund	—	—	13,661	—
LifePath Index 2045 Fund	—	—	13,289	—
LifePath Index 2050 Fund	—	—	13,072	—
LifePath Index 2055 Fund	—	—	12,821	—
LifePath Index 2060 Fund	—	—	14,482	—
LifePath Index 2065 Fund	5,000	5,000	5,000	85,000

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	117

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds III and Shareholders of each of the ten funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the series constituting BlackRock Funds III, hereafter collectively referred to as the “Funds”) as of December 31, 2022, the related statements of operations for the year ended December 31, 2022, the statements of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2022, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

BlackRock LifePath® Index Retirement Fund

BlackRock LifePath® Index 2025 Fund

BlackRock LifePath® Index 2030 Fund

BlackRock LifePath® Index 2035 Fund

BlackRock LifePath® Index 2040 Fund

BlackRock LifePath® Index 2045 Fund

BlackRock LifePath® Index 2050 Fund

BlackRock LifePath® Index 2055 Fund

BlackRock LifePath® Index 2060 Fund

BlackRock LifePath® Index 2065 Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, accounting agent of the Underlying Master Portfolios, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 23, 2023

We have served as the auditor of one or more BlackRock investment companies since 2000.

118	2 0 2 2 B L A C K R O C K A N N U A L R E P O R T T O S H A R E H O L D E R S

Important Tax Information  (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2022:

LifePath Index Fund Name	Qualified Dividend Income
LifePath Index Retirement Fund	$47,350,772
LifePath Index 2025 Fund	45,030,900
LifePath Index 2030 Fund	94,999,185
LifePath Index 2035 Fund	73,794,026
LifePath Index 2040 Fund	112,104,631
LifePath Index 2045 Fund	75,973,726
LifePath Index 2050 Fund	83,330,858
LifePath Index 2055 Fund	49,437,736
LifePath Index 2060 Fund	21,834,363
LifePath Index 2065 Fund	2,897,555

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31, 2022:

LifePath Index Fund Name	Qualified Business Income
LifePath Index Retirement Fund	$3,474,025
LifePath Index 2025 Fund	2,869,209
LifePath Index 2030 Fund	5,609,751
LifePath Index 2035 Fund	4,280,035
LifePath Index 2040 Fund	6,369,310
LifePath Index 2045 Fund	4,165,821
LifePath Index 2050 Fund	4,410,242
LifePath Index 2055 Fund	2,544,240
LifePath Index 2060 Fund	1,047,730
LifePath Index 2065 Fund	101,255

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended December 31, 2022:

LifePath Index Fund Name	20% Rate Long-Term Capital Gain Dividends
LifePath Index Retirement Fund	$11,551,127
LifePath Index 2025 Fund	2,152,536
LifePath Index 2030 Fund	12,590,478
LifePath Index 2035 Fund	6,492,265
LifePath Index 2040 Fund	6,492,265
LifePath Index 2045 Fund	6,492,265
LifePath Index 2050 Fund	5,135,862
LifePath Index 2055 Fund	2,358,195
LifePath Index 2060 Fund	—
LifePath Index 2065 Fund	—

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended December 31, 2022:

LifePath Index Fund Name	Federal Obligation Interest
LifePath Index Retirement Fund	$60,067,163
LifePath Index 2025 Fund	44,245,643
LifePath Index 2030 Fund	59,423,956
LifePath Index 2035 Fund	27,812,452
LifePath Index 2040 Fund	26,196,079
LifePath Index 2045 Fund	8,536,777
LifePath Index 2050 Fund	2,314,546
LifePath Index 2055 Fund	517,176
LifePath Index 2060 Fund	111,743
LifePath Index 2065 Fund	40,636

The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

I M P O R T A N T T A X I N F O R M A T I O N	119

Important Tax Information  (unaudited) (continued)

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2022 qualified for the dividends-received deduction for corporate shareholders:

LifePath Index Fund Name	Dividends-Received Deduction
LifePath Index Retirement Fund	12.09%
LifePath Index 2025 Fund	13.88
LifePath Index 2030 Fund	18.24
LifePath Index 2035 Fund	22.11
LifePath Index 2040 Fund	27.38
LifePath Index 2045 Fund	31.75
LifePath Index 2050 Fund	35.39
LifePath Index 2055 Fund	35.98
LifePath Index 2060 Fund	36.54
LifePath Index 2065 Fund	35.90

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2022:

LifePath Index Fund Name	Interest Dividends
LifePath Index Retirement Fund	$129,503,734
LifePath Index 2025 Fund	96,403,133
LifePath Index 2030 Fund	126,054,588
LifePath Index 2035 Fund	63,901,798
LifePath Index 2040 Fund	54,613,508
LifePath Index 2045 Fund	18,192,728
LifePath Index 2050 Fund	6,360,158
LifePath Index 2055 Fund	1,735,991
LifePath Index 2060 Fund	643,853
LifePath Index 2065 Fund	208,538

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2022:

LifePath Index Fund Name	Interest Related Dividends
LifePath Index Retirement Fund	$126,560,893
LifePath Index 2025 Fund	94,359,506
LifePath Index 2030 Fund	123,520,750
LifePath Index 2035 Fund	62,667,055
LifePath Index 2040 Fund	53,578,207
LifePath Index 2045 Fund	17,751,185
LifePath Index 2050 Fund	6,094,122
LifePath Index 2055 Fund	1,588,916
LifePath Index 2060 Fund	576,706
LifePath Index 2065 Fund	185,161

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Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds III (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund, BlackRock LifePath® Index 2060 Fund and BlackRock LifePath® Index 2065 Fund (each, a “Fund” and collectively, the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds withmore significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	121

Trustee and Officer Information

Independent Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	28 RICs consisting of 164 Portfolios	None

Susan J. Carter 1956	Trustee (Since 2016)	Trustee, Financial Accounting Foundation from 2017 to 2021; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business from 1997 to 2021; Director, Pacific Pension Institute from 2014 to 2018; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019; Advisor to Finance Committee, Altman Foundation since 2020; Investment Committee Member, Tostan since 2021.	28 RICs consisting of 164 Portfolios	None

Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006; Director, Boys and Girls Club of Boston since 2017; Director, B1 Capital since 2018; Director, David and Lucile Packard Foundation since 2020.	28 RICs consisting of 164 Portfolios	None

Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	28 RICs consisting of 164 Portfolios	None

Lena G. Goldberg 1949	Trustee (Since 2019)	Director, Charles Stark Draper Laboratory, Inc. from 2013 to 2021; Senior Lecturer, Harvard Business School from 2008 to 2021; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	28 RICs consisting of 164 Portfolios	None

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Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	28 RICs consisting of 164 Portfolios	Hertz Global Holdings (car rental) from 2015 to 2021; GrafTech International Ltd. (materials manufacturing); WABCO (commercial vehicle safety systems) from 2015 to 2020; Sealed Air Corp. (packaging) from 2015 to 2021

Cynthia A. Montgomery 1952	Trustee (Since 2009)	Professor, Harvard Business School since 1989.	28 RICs consisting of 164 Portfolios	None

Donald C. Opatrny 1952	Trustee (Since 2019)	Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University from 2004 to 2019; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Member of the Board and Investment Committee, University School from 2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2017; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.	28 RICs consisting of 164 Portfolios	None

Joseph P. Platt 1947	Trustee (Since 2009)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	28 RICs consisting of 164 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.

Kenneth L. Urish 1951	Trustee (Since 2009)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter- Tel from 2006 to 2007; Member, Advisory Board, ESG Competent Boards since 2020.	28 RICs consisting of 164 Portfolios	None

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	123

Trustee and Officer Information  (continued)

Independent Trustees(a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	28 RICs consisting of 164 Portfolios	None

Interested Trustees(a)(d)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years

Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	98 RICs consisting of 266 Portfolios	None

John M. Perlowski(e) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	100 RICs consisting of 268 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. in December 2009, certain Independent Trustees were elected to the Board. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds or legacy BlackRock funds as follows: Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e) Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.

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Trustee and Officer Information  (continued)

Officers Who Are Not Trustees(a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years

Roland Villacorta 1971	Vice President (Since 2022)	Managing Director of BlackRock, Inc. since 2022; Head of Global Cash Management and Head of Securities Lending within BlackRock’s Portfolio Management Group since 2022; Member of BlackRock’s Global Operating Committee since 2022; Head of Portfolio Management in BlackRock’s Financial Markets Advisory Group within BlackRock Solutions from 2008 to 2015; Co-Head of BlackRock Solutions’ Portfolio Analytics Group; previously Mr. Villacorta was Co-Head of Fixed Income within BlackRock’s Risk & Quantitative Analysis Group.

Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.

Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019; Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to 2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.

Jay M. Fife 1970	Treasurer (Since 2009)	Managing Director of BlackRock, Inc. since 2007.

Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)

Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.

Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective March 31, 2022, Thomas Callahan resigned as a Vice President of the Trust and effective May 10, 2022, Roland Villacorta was appointed as a Vice President of the Trust.

Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.

T R U S T E E A N D O F F I C E R I N F O R M A T I O N	125

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00AM to 6:00PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

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Additional Information  (continued)

BlackRock Privacy Principles (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

LifePath Index Fund and Service Providers

Investment Adviser

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Philadelphia, PA 19103

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

400 Howard Street

San Francisco, CA 94105

A D D I T I O N A L I N F O R M A T I O N	127

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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Want to know more?

blackrock.com    |    800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LPindex-12/22-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath Index 2025 Fund	$22,000	$22,000	$0	$323	$10,750	$9,600	$0	$0
BlackRock LifePath Index 2030 Fund	$22,000	$22,000	$0	$323	$10,750	$9,600	$0	$0
BlackRock LifePath Index 2035 Fund	$22,000	$22,000	$0	$323	$10,750	$9,600	$0	$0
BlackRock LifePath Index 2040 Fund	$22,000	$22,000	$0	$323	$10,750	$9,600	$0	$0
BlackRock LifePath Index 2045 Fund	$22,000	$22,000	$0	$323	$10,750	$9,600	$0	$0
BlackRock LifePath Index 2050 Fund	$22,000	$22,000	$0	$323	$10,750	$9,600	$0	$0

BlackRock LifePath Index 2055 Fund	$22,000	$22,000	$0	$323	$10,750	$9,600	$0	$0
BlackRock LifePath Index 2060 Fund	$22,000	$22,000	$0	$323	$10,750	$9,600	$0	$0
BlackRock LifePath Index 2065 Fund	$22,000	$22,000	$0	$323	$10,750	$9,600	$0	$0

	$22,000	$22,000	$0	$323	$10,750	$9,600	$0	$0
BlackRock LifePath Index Retirement Fund	$22,000	$22,000	$0	$323	$10,750	$9,600	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

        The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the

Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath Index 2025 Fund	$10,750	$9,923
BlackRock LifePath Index 2030 Fund	$10,750	$9,923
BlackRock LifePath Index 2035 Fund	$10,750	$9,923
BlackRock LifePath Index 2040 Fund	$10,750	$9,923
BlackRock LifePath Index 2045 Fund	$10,750	$9,923
BlackRock LifePath Index 2050 Fund	$10,750	$9,923
BlackRock LifePath Index 2055 Fund	$10,750	$9,923
BlackRock LlifePath Index 2060 Fund	$10,750	$9,923
BlackRock LifePath Index 2065 Fund	$10,750	$9,923
BlackRock LifePath Index Retirement Fund	$10,750	$9,923

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III

Date: February 23, 2023

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III

Date: February 23, 2023